TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VLI-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	Matson Money International Equity VI Portfolio(1)

TIAA-CREF Life Core Bond(1)	Matson Money U.S. Equity VI Portfolio(1)

TIAA-CREF Life Growth Equity(1)	MFS Global Equity Series—Initial Class(1)

TIAA-CREF Life Growth & Income(1)	MFS Growth Series—Initial Class(1)

TIAA-CREF Life International Equity(1)	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class(1)

TIAA-CREF Life Large-Cap Value(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Real Estate Securities(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Stock Index(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Calamos Growth & Income Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PVC Equity Income Account—Class 1(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PVC MidCap Account—Class 1(1)

Delaware VIP Diversified Income Series—Standard Class(3)	PSF PGIM Jennison Focused Blend Portfolio—Class II (formerly Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II)(1)

LVIP Delaware Diversified Income Fund—Standard Class(4)	PSF Natural Resources Portfolio—Class II (formerly Prudential Series Fund—Natural Resources Portfolio—Class II)(1)

Delaware VIP International Series—Standard Class(2)	PSF PGIM Jennison Value Portfolio—Class II (formerly Prudential Series Fund—Value Portfolio—Class II)(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

DFA VA Equity Allocation Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA Global Bond Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA Global Moderate Allocation Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA International Small Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

DFA VIT Inflation Protected Securities Portfolio(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	VY Clarion Global Real Estate Portfolio—Class I(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Wanger International(1)

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares(1)	Wanger Select(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Wanger USA(1)

John Hancock Emerging Markets Value Trust(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

Matson Money Fixed Income VI Portfolio(1)

(1)	Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and December 31, 2020.
(2)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period December 11, 2020 (commencement of operations) through December 31, 2020.

(3)

Statement of operations for the period January 1, 2021 through April 30, 2021 and statement of changes in net assets for the period January 1, 2021 through April 30, 2021 and the year ended December 31, 2020.

(4)	Statement of operations and statement of changes in net assets for the period April 30, 2021 (date of fund merger) through December 31, 2021.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 27, 2022

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 since 2005.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$3,396,300	$5,565,260	$14,826,609	$11,835,521	$13,892,867

Total assets	$3,396,300	$5,565,260	$14,826,609	$11,835,521	$13,892,867

NET ASSETS—Accumulation fund	$3,396,300	$5,565,260	$14,826,609	$11,835,521	$13,892,867

Investments, at cost	$2,867,971	$5,642,016	$12,450,392	$8,199,591	$11,146,334

Shares held in corresponding Funds	237,670	527,013	710,087	454,164	1,374,171

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$95.95	$129.11	$44.79

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	42.08	40.10	84.67	109.72	37.46

Mortality & Expense Charge Band 2	43.08	42.08	88.82	115.15	39.31

Mortality & Expense Charge Band 3	44.11	44.17	93.17	120.85	41.26

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$59,417	$85,107	$34,650	$84,121	$142,220

Expenses

Administrative expenses	—	—	14,280	11,756	5,386

Mortality and expense risk charges	18,223	24,237	45,189	39,539	57,321

Total expenses	18,223	24,237	59,469	51,295	62,707

Net investment income (loss)	41,194	60,870	(24,819)	32,826	79,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	46,219	62,975	640,389	503,752	415,730

Capital gain distributions	77,406	60,495	2,465,228	215,933	—

Net realized gain (loss)	123,625	123,470	3,105,617	719,685	415,730

Net change in unrealized appreciation (depreciation) on investments	118,596	(251,869)	(1,213,718)	1,569,752	680,058

Net realized and unrealized gain (loss) on investments	242,221	(128,399)	1,891,899	2,289,437	1,095,788

Net increase (decrease) in net assets from operations	$283,415	$(67,529)	$1,867,080	$2,322,263	$1,175,301

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$4,381,491	$11,820,451	$7,312,571	$3,618,436	$3,799,460

Total assets	$4,381,491	$11,820,451	$7,312,571	$3,618,436	$3,799,460

NET ASSETS—Accumulation fund	$4,381,491	$11,820,451	$7,312,571	$3,618,436	$3,799,460

Investments, at cost	$3,296,409	$11,820,451	$5,347,476	$2,649,261	$2,822,205

Shares held in corresponding Funds	230,362	11,820,451	366,729	206,532	167,083

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$124.01

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	95.02	1.02	109.73	108.42	101.83

Mortality & Expense Charge Band 2	99.72	1.07	115.17	113.78	106.87

Mortality & Expense Charge Band 3	104.66	1.12	120.87	119.42	112.16

	TIAA-CREF Life Large Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$55,526	$—	$91,973	$17,006	$36,793

Expenses

Administrative expenses	—	—	—	—	3,404

Mortality and expense risk charges	23,201	74,385	33,723	20,889	15,349

Total expenses	23,201	74,385	33,723	20,889	18,753

Net investment income (loss)	32,325	(74,385)	58,250	(3,883)	18,040

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	233,164	—	190,348	330,030	161,619

Capital gain distributions	—	—	13,070	—	90,999

Net realized gain (loss)	233,164	—	203,418	330,030	252,618

Net change in unrealized appreciation (depreciation) on investments	645,784	—	1,740,826	362,361	493,947

Net realized and unrealized gain (loss) on investments	878,948	—	1,944,244	692,391	746,565

Net increase (decrease) in net assets from operations	$911,273	$(74,385)	$2,002,494	$688,508	$764,605

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$118,638,421	$535,461	$3,648,464	$1,421,794	$267,779

Total assets	$118,638,421	$535,461	$3,648,464	$1,421,794	$267,779

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$3,447	$—

Total liabilities	$—	$—	$—	$3,447	$—

NET ASSETS—Accumulation fund	$118,638,421	$535,461	$3,648,464	$1,418,347	$267,779

Investments, at cost	$85,138,065	$427,147	$4,115,721	$1,463,678	$241,052

Shares held in corresponding Funds	2,892,209	23,434	151,577	39,146	10,824

UNIT VALUE

Flexible Premium Variable Universal Life	$153.86	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	122.62	46.07	31.43	76.02	19.67

Mortality & Expense Charge Band 2	128.69	48.34	32.84	79.74	20.16

Mortality & Expense Charge Band 3	135.07	—	34.32	83.65	—

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,315,079	$1,765	$6,064	$—	$12,380

Expenses

Administrative expenses	15,065	—	—	—	—

Mortality and expense risk charges	565,148	3,429	21,913	8,227	2,026

Total expenses	580,213	3,429	21,913	8,227	2,026

Net investment income (loss)	734,866	(1,664)	(15,849)	(8,227)	10,354

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	8,111,071	15,718	236,789	236,813	48,519

Capital gain distributions	272,477	35,611	1,010,224	171,507	—

Net realized gain (loss)	8,383,548	51,329	1,247,013	408,320	48,519

Net change in unrealized appreciation (depreciation) on investments	13,759,441	33,654	(890,673)	(209,323)	23,120

Net realized and unrealized gain (loss) on investments	22,142,989	84,983	356,340	198,997	71,639

Net increase (decrease) in net assets from operations	$22,877,855	$83,319	$340,491	$190,770	$81,993

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Delaware VIP Diversified Income Series— Standard Class Sub Account	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$—	$3,616,095	$4,360,531	$18,476,266	$3,857,124	$8,220,929

Total assets	$—	$3,616,095	$4,360,531	$18,476,266	$3,857,124	$8,220,929

NET ASSETS—Accumulation fund	$—	$3,616,095	$4,360,531	$18,476,266	$3,857,124	$8,220,929

Investments, at cost	$—	$3,474,606	$3,266,716	$15,390,808	$3,908,415	$7,224,043

Shares held in corresponding Funds	—	181,988	95,752	1,236,698	369,456	520,971

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	—	28.63	101.21	41.69	27.00	41.92

Mortality & Expense Charge Band 2	—	30.03	106.17	42.26	27.79	42.96

Mortality & Expense Charge Band 3	—	31.51	111.38	42.83	28.61	44.03

	Delaware VIP Diversified Income Series— Standard Class Sub-Account‡	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$112,995	$32,065	$32,971	$372,216	$28,708	$115,513

Expenses

Administrative expenses	—	—	—	—	—	—

Mortality and expense risk charges	6,663	19,856	21,477	77,647	22,202	43,469

Total expenses	6,663	19,856	21,477	77,647	22,202	43,469

Net investment income (loss)	106,332	12,209	11,494	294,569	6,506	72,044

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(26,603)	31,863	181,853	2,279,977	4,089	411,312

Capital gain distributions	100,090	67,971	—	876,631	377	258,958

Net realized gain (loss)	73,487	99,834	181,853	3,156,608	4,466	670,270

Net change in unrealized appreciation (depreciation) on investments	(260,427)	86,953	919,429	88,627	(73,850)	189,409

Net realized and unrealized gain (loss) on investments	(186,940)	186,787	1,101,282	3,245,235	(69,384)	859,679

Net increase (decrease) in net assets from operations	$(80,608)	$198,996	$1,112,776	$3,539,804	$(62,878)	$931,723

‡	Delaware VIP Diversified Income Series-Standard Class merged operations with LVIP Delaware Diversified Income Fund-Standard Class on April 30, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$8,039,984	$17,666,548	$3,388,937	$15,482,357	$10,239,846

Total assets	$8,039,984	$17,666,548	$3,388,937	$15,482,357	$10,239,846

NET ASSETS—Accumulation fund	$8,039,984	$17,666,548	$3,388,937	$15,482,357	$10,239,846

Investments, at cost	$7,254,466	$14,855,433	$3,404,165	$11,769,025	$7,300,934

Shares held in corresponding Funds	588,579	1,323,337	332,901	467,462	434,444

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	52.24	39.85	24.54	72.32	73.79

Mortality & Expense Charge Band 2	53.78	41.02	25.26	74.45	75.96

Mortality & Expense Charge Band 3	55.36	42.23	26.00	76.64	78.19

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$204,978	$691,333	$215	$253,823	$136,635

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	42,183	92,699	20,708	80,013	51,831

Total expenses	42,183	92,699	20,708	80,013	51,831

Net investment income (loss)	162,795	598,634	(20,493)	173,810	84,804

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	490,450	438,321	(8,954)	794,116	790,267

Capital gain distributions	552,851	—	—	—	686,232

Net realized gain (loss)	1,043,301	438,321	(8,954)	794,116	1,476,499

Net change in unrealized appreciation (depreciation) on investments	(231,181)	1,441,622	2,340	2,336,569	1,410,090

Net realized and unrealized gain (loss) on investments	812,120	1,879,943	(6,614)	3,130,685	2,886,589

Net increase (decrease) in net assets from operations	$974,915	$2,478,577	$(27,107)	$3,304,495	$2,971,393

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

ASSETS

Investments, at value	$1,363,497	$1,036,918	$1,028,732	$3,050,169	$3,812,398

Total assets	$1,363,497	$1,036,918	$1,028,732	$3,050,169	$3,812,398

NET ASSETS—Accumulation fund	$1,363,497	$1,036,918	$1,028,732	$3,050,169	$3,812,398

Investments, at cost	$1,343,279	$965,085	$938,558	$2,938,008	$3,276,017

Shares held in corresponding Funds	120,663	59,354	52,433	114,153	61,739

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	30.56	38.23	41.44	96.34	183.80

Mortality & Expense Charge Band 2	31.07	40.12	43.49	101.06	192.88

Mortality & Expense Charge Band 3	31.59	42.11	45.64	106.01	202.42

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$60,755	$44,864	$30,914	$—	$—

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,872	6,242	6,177	15,295	21,142

Total expenses	6,872	6,242	6,177	15,295	21,142

Net investment income (loss)	53,883	38,622	24,737	(15,295)	(21,142)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	32,310	30,511	(23,921)	501,994	290,978

Capital gain distributions	10,912	—	—	273,071	406,256

Net realized gain (loss)	43,222	30,511	(23,921)	775,065	697,234

Net change in unrealized appreciation (depreciation) on investments	(26,587)	75,611	171,694	(513,191)	13,448

Net realized and unrealized gain (loss) on investments	16,635	106,122	147,773	261,874	710,682

Net increase (decrease) in net assets from operations	$70,518	$144,744	$172,510	$246,579	$689,540

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

ASSETS

Investments, at value	$1,547,276	$607,606	$5,607,106	$3,836,744	$1,672,471

Total assets	$1,547,276	$607,606	$5,607,106	$3,836,744	$1,672,471

NET ASSETS—Accumulation fund	$1,547,276	$607,606	$5,607,106	$3,836,744	$1,672,471

Investments, at cost	$1,317,053	$497,701	$4,731,337	$3,882,166	$1,674,775

Shares held in corresponding Funds	80,924	14,160	534,519	364,259	66,368

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	47.30	77.07	33.35	18.02	25.22

Mortality & Expense Charge Band 2	49.63	80.88	34.06	18.91	25.82

Mortality & Expense Charge Band 3	52.09	84.88	34.79	19.83	26.44

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account[i]	Matson Money Fixed Income VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$6,481	$6,722	$134,359	$69,808	$5,090

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	8,159	3,168	31,259	13,789	10,214

Total expenses	8,159	3,168	31,259	13,789	10,214

Net investment income (loss)	(1,678)	3,554	103,100	56,019	(5,124)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	90,210	47,637	238,776	959	2,472

Capital gain distributions	—	—	—	—	—

Net realized gain (loss)	90,210	47,637	238,776	959	2,472

Net change in unrealized appreciation (depreciation) on investments	143,311	14,394	172,363	(45,422)	(28,895)

Net realized and unrealized gain (loss) on investments	233,521	62,031	411,139	(44,463)	(26,423)

Net increase (decrease) in net assets from operations	$231,843	$65,585	$514,239	$11,556	$(31,547)

i	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio— Initial Class Sub-Account

ASSETS

Investments, at value	$2,014,814	$2,627,909	$3,190,071	$199,807	$1,808,017

Total assets	$2,014,814	$2,627,909	$3,190,071	$199,807	$1,808,017

NET ASSETS—Accumulation fund	$2,014,814	$2,627,909	$3,190,071	$199,807	$1,808,017

Investments, at cost	$1,575,560	$1,824,779	$2,658,339	$153,817	$1,692,151

Shares held in corresponding Funds	76,901	73,242	118,590	2,518	65,579

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	31.50	48.63	45.84	124.44	51.14

Mortality & Expense Charge Band 2	32.25	49.79	48.08	130.60	53.64

Mortality & Expense Charge Band 3	33.02	50.98	50.44	137.07	56.28

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money US Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachsetts Investors Growth Stock Portfolio— Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$59,023	$22,993	$19,223	$—	$3,438

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	11,726	15,099	14,736	1,034	7,642

Total expenses	11,726	15,099	14,736	1,034	7,642

Net investment income (loss)	47,297	7,894	4,487	(1,034)	(4,204)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	45,272	144,623	128,481	10,173	125,868

Capital gain distributions	59,564	158,364	186,405	26,160	183,116

Net realized gain (loss)	104,836	302,987	314,886	36,333	308,984

Net change in unrealized appreciation (depreciation) on investments	90,753	341,947	134,778	3,327	(38,298)

Net realized and unrealized gain (loss) on investments	195,589	644,934	449,664	39,660	270,686

Net increase (decrease) in net assets from operations	$242,886	$652,828	$454,151	$38,626	$266,482

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$1,131,259	$3,072,195	$386,741	$568,020	$612,235

Total assets	$1,131,259	$3,072,195	$386,741	$568,020	$612,235

NET ASSETS—Accumulation fund	$1,131,259	$3,072,195	$386,741	$568,020	$612,235

Investments, at cost	$965,034	$2,281,861	$287,413	$512,549	$599,306

Shares held in corresponding Funds	29,529	151,116	10,444	48,715	79,408

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	83.51	41.05	65.95	24.64	21.63

Mortality & Expense Charge Band 2	87.64	43.07	69.20	25.86	22.17

Mortality & Expense Charge Band 3	91.99	45.19	72.60	—	22.72

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$18,669	$16,860	$1,358	$58,924	$25,380

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	5,429	16,714	2,345	3,821	3,812

Total expenses	5,429	16,714	2,345	3,821	3,812

Net investment income (loss)	13,240	146	(987)	55,103	21,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	24,007	34,014	13,826	27,682	151,273

Capital gain distributions	36,377	—	6,945	—	—

Net realized gain (loss)	60,384	34,014	20,771	27,682	151,273

Net change in unrealized appreciation (depreciation) on investments	53,446	705,502	51,301	(3,995)	(20,831)

Net realized and unrealized gain (loss) on investments	113,830	739,516	72,072	23,687	130,442

Net increase (decrease) in net assets from operations	$127,070	$739,662	$71,085	$78,790	$152,010

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

ASSETS

Investments, at value	$3,069,641	$349,678	$7,410,146	$7,922,582	$721,830

Total assets	$3,069,641	$349,678	$7,410,146	$7,922,582	$721,830

NET ASSETS—Accumulation fund	$3,069,641	$349,678	$7,410,146	$7,922,582	$721,830

Investments, at cost	$3,121,383	$368,606	$7,075,148	$6,303,225	$579,973

Shares held in corresponding Funds	245,179	31,963	529,674	231,316	9,655

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	32.41	19.24	21.45	63.81	98.65

Mortality & Expense Charge Band 2	33.21	20.19	22.50	66.97	103.53

Mortality & Expense Charge Band 3	34.03	21.19	23.60	70.29	108.66

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$128,925	$18,834	$340,560	$143,452	$847

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	16,335	2,412	37,795	40,706	3,624

Total expenses	16,335	2,412	37,795	40,706	3,624

Net investment income (loss)	112,590	16,422	302,765	102,746	(2,777)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	8,705	14,940	243,728	421,137	15,934

Capital gain distributions	—	5,596	—	4,142	42,698

Net realized gain (loss)	8,705	20,536	243,728	425,279	58,632

Net change in unrealized appreciation (depreciation) on investments	(208,019)	(55,719)	(216,868)	879,788	90,452

Net realized and unrealized gain (loss) on investments	(199,314)	(35,183)	26,860	1,305,067	149,084

Net increase (decrease) in net assets from operations	$(86,724)	$(18,761)	$329,625	$1,407,813	$146,307

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$1,878,747	$890,155	$194,311	$761,484	$1,190,764

Total assets	$1,878,747	$890,155	$194,311	$761,484	$1,190,764

NET ASSETS—Accumulation fund	$1,878,747	$890,155	$194,311	$761,484	$1,190,764

Investments, at cost	$1,332,855	$795,961	$115,132	$673,427	$920,875

Shares held in corresponding Funds	34,234	27,164	4,199	51,556	126,542

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	56.97	46.54	58.84	33.72	24.69

Mortality & Expense Charge Band 2	59.79	48.84	61.75	35.37	25.90

Mortality & Expense Charge Band 3	62.74	51.26	—	37.10	27.17

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$16,226

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	10,202	5,334	1,225	4,732	6,650

Total expenses	10,202	5,334	1,225	4,732	6,650

Net investment income (loss)	(10,202)	(5,334)	(1,225)	(4,732)	9,576

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	189,598	93,569	1,292	116,335	12,826

Capital gain distributions	—	—	—	33,132	—

Net realized gain (loss)	189,598	93,569	1,292	149,467	12,826

Net change in unrealized appreciation (depreciation) on investments	76,931	39,610	40,368	20,134	235,441

Net realized and unrealized gain (loss) on investments	266,529	133,179	41,660	169,601	248,267

Net increase (decrease) in net assets from operations	$256,327	$127,845	$40,435	$164,869	$257,843

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

ASSETS

Investments, at value	$2,858,123	$2,565,205	$3,825,885	$5,237,320	$29,084,974

Total assets	$2,858,123	$2,565,205	$3,825,885	$5,237,320	$29,084,974

NET ASSETS—Accumulation fund	$2,858,123	$2,565,205	$3,825,885	$5,237,320	$29,084,974

Investments, at cost	$2,583,074	$2,553,620	$3,779,091	$4,349,973	$22,789,983

Shares held in corresponding Funds	44,161	522,445	355,565	103,321	444,249

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	58.03	26.49	20.98	61.68	63.14

Mortality & Expense Charge Band 2	59.22	27.29	22.01	63.00	64.49

Mortality & Expense Charge Band 3	60.54	28.10	23.10	64.34	65.86

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$32,302	$42,928	$41,625	$298,617

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	15,566	14,002	22,064	28,983	133,139

Total expenses	15,566	14,002	22,064	28,983	133,139

Net investment income (loss)	(15,566)	18,300	20,864	12,642	165,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	126,662	14,469	235,343	529,237	2,517,290

Capital gain distributions	175,880	15,573	79,492	290,896	892,165

Net realized gain (loss)	302,542	30,042	314,835	820,133	3,409,455

Net change in unrealized appreciation (depreciation) on investments	(4,947)	(59,878)	(601,428)	21,674	2,579,310

Net realized and unrealized gain (loss) on investments	297,595	(29,836)	(286,593)	841,807	5,988,765

Net increase (decrease) in net assets from operations	$282,029	$(11,536)	$(265,729)	$854,449	$6,154,243

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2021

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$3,916,631	$14,722,393	$7,671,733	$5,164,547	$16,685,089

Total assets	$3,916,631	$14,722,393	$7,671,733	$5,164,547	$16,685,089

NET ASSETS—Accumulation fund	$3,916,631	$14,722,393	$7,671,733	$5,164,547	$16,685,089

Investments, at cost	$3,765,554	$12,070,277	$5,829,097	$4,217,192	$17,012,114

Shares held in corresponding Funds	485,934	499,403	463,269	194,889	1,365,392

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	34.43	55.01	44.86	56.34	28.50

Mortality & Expense Charge Band 2	35.17	56.18	45.82	57.54	29.11

Mortality & Expense Charge Band 3	35.92	57.39	46.80	58.77	29.73

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2021

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$147,391	$135,893	$121,887	$18,428	$311,172

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	21,391	74,644	33,191	28,111	91,009

Total expenses	21,391	74,644	33,191	28,111	91,009

Net investment income (loss)	126,000	61,249	88,696	(9,683)	220,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	13,067	1,027,076	256,038	396,182	41,812

Capital gain distributions	—	811,002	161,281	235,758	124,781

Net realized gain (loss)	13,067	1,838,078	417,319	631,940	166,593

Net change in unrealized appreciation (depreciation) on investments	(30,977)	832,562	1,596,011	17,941	(741,515)

Net realized and unrealized gain (loss) on investments	(17,910)	2,670,640	2,013,330	649,881	(574,922)

Net increase (decrease) in net assets from operations	$108,090	$2,731,889	$2,102,026	$640,198	$(354,759)

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

concluded

	VY Clarion Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$926,435	$1,729,331	$683,862	$642,953	$738,844

Total assets	$926,435	$1,729,331	$683,862	$642,953	$738,844

NET ASSETS—Accumulation fund	$926,435	$1,729,331	$683,862	$642,953	$738,844

Investments, at cost	$776,094	$1,338,321	$647,203	$619,989	$735,041

Shares held in corresponding Funds	67,182	53,014	35,433	24,979	102,760

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	56.57	98.22	77.91	133.37	18.51

Mortality & Expense Charge Band 2	58.59	103.09	81.72	139.97	19.35

Mortality & Expense Charge Band 3	60.68	108.19	85.73	146.91	20.22

	VY Clarion Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$23,850	$8,723	$—	$4,957	$32,912

Expenses

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	4,837	9,306	4,691	3,560	4,095

Total expenses	4,837	9,306	4,691	3,560	4,095

Net investment income (loss)	19,013	(583)	(4,691)	1,397	28,817

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	31,097	82,397	50,240	120,927	10,427

Capital gain distributions	—	23,928	94,056	19,498	—

Net realized gain (loss)	31,097	106,325	144,296	140,425	10,427

Net change in unrealized appreciation (depreciation) on investments	177,580	155,356	(81,839)	(89,750)	(33,060)

Net realized and unrealized gain (loss) on investments	208,677	261,681	62,457	50,675	(22,633)

Net increase (decrease) in net assets from operations	$227,690	$261,098	$57,766	$52,072	$6,184

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-17

Statements of changes in net assets

TIAA-CREF Separate Accounts VLI-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$41,194	$38,254	$60,870	$101,802

Net realized gain (loss)	123,625	118,065	123,470	174,425

Net change in unrealized appreciation (depreciation) on investments	118,596	203,105	(251,869)	26,663

Net increase (decrease) in net assets from operations	283,415	359,424	(67,529)	302,890

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	33,318	138,566	351,434	309,321

Net contractowner transfers between accounts	37,777	459,589	(301,848)	(499,626)

Withdrawals and death benefits (b)	42,501	261,254	1,560,057	(265,858)

Net increase (decrease) in net assets resulting from contractowner transactions	113,596	859,409	1,609,643	(456,163)

Net increase (decrease) in net assets	397,011	1,218,833	1,542,114	(153,273)

NET ASSETS

Beginning of period	2,999,289	1,780,456	4,023,146	4,176,419

End of period	$3,396,300	$2,999,289	$5,565,260	$4,023,146

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	75,472	51,102	93,949	104,567

Units purchased	812	3,745	8,350	7,609

Units sold/transferred	1,963	20,625	27,490	(18,227)

End of period	78,247	75,472	129,789	93,949

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(24,819)	$(11,045)	$32,826	$64,224

Net realized gain (loss)	3,105,617	1,694,988	719,685	589,522

Net change in unrealized appreciation (depreciation) on investments	(1,213,718)	1,916,242	1,569,752	926,438

Net increase (decrease) in net assets from operations	1,867,080	3,600,185	2,322,263	1,580,184

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	313,759	245,326	359,765	281,651

Net contractowner transfers between accounts	402,398	749,767	(79,456)	315,871

Withdrawals and death benefits (b)	321,925	(126,626)	(203,584)	(426,925)

Net increase (decrease) in net assets resulting from contractowner transactions	1,038,082	868,467	76,725	170,597

Net increase (decrease) in net assets	2,905,162	4,468,652	2,398,988	1,750,781

NET ASSETS

Beginning of period	11,921,447	7,452,795	9,436,533	7,685,752

End of period	$14,826,609	$11,921,447	$11,835,521	$9,436,533

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	148,707	133,509	96,635	94,563

Units purchased	3,593	4,095	3,299	3,583

Units sold/transferred	7,589	11,103	(3,009)	(1,511)

End of period	159,889	148,707	96,925	96,635

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$79,513	$107,041	$32,325	$41,389

Net realized gain (loss)	415,730	(363,926)	233,164	(192,231)

Net change in unrealized appreciation (depreciation) on investments	680,058	1,774,429	645,784	316,593

Net increase (decrease) in net assets from operations	1,175,301	1,517,544	911,273	165,751

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	676,217	604,016	202,699	164,972

Net contractowner transfers between accounts	438,856	51,008	(114,573)	125,478

Withdrawals and death benefits (b)	192,833	(397,808)	(140,414)	(99,994)

Net increase (decrease) in net assets resulting from contractowner transactions	1,307,906	257,216	(52,288)	190,456

Net increase (decrease) in net assets	2,483,207	1,774,760	858,985	356,207

NET ASSETS

Beginning of period	11,409,660	9,634,900	3,522,506	3,166,299

End of period	$13,892,867	$11,409,660	$4,381,491	$3,522,506

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	308,071	299,262	44,109	41,318

Units purchased	17,312	21,213	2,221	2,623

Units sold/transferred	13,784	(12,404)	(2,954)	168

End of period	339,167	308,071	43,376	44,109

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(74,385)	$(20,706)	$58,250	$79,059

Net realized gain (loss)	—	—	203,418	199,651

Net change in unrealized appreciation (depreciation) on investments	—	—	1,740,826	(239,992)

Net increase (decrease) in net assets from operations	(74,385)	(20,706)	2,002,494	38,718

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,945,439	3,306,427	271,650	327,376

Net contractowner transfers between accounts	(598,546)	(6,809,954)	89,432	398,053

Withdrawals and death benefits (b)	(769,453)	(881,631)	(103,256)	300,954

Net increase (decrease) in net assets resulting from contractowner transactions	577,440	(4,385,158)	257,826	1,026,383

Net increase (decrease) in net assets	503,055	(4,405,864)	2,260,320	1,065,101

NET ASSETS

Beginning of period	11,317,396	15,723,260	5,052,251	3,987,150

End of period	$11,820,451	$11,317,396	$7,312,571	$5,052,251

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,547,398	14,487,891	60,127	48,303

Units purchased	1,839,618	3,052,111	2,781	4,341

Units sold/transferred	(1,337,748)	(6,992,604)	(649)	7,483

End of period	11,049,268	10,547,398	62,259	60,127

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(3,883)	$4,988	$18,040	$24,977

Net realized gain (loss)	330,030	(434,620)	252,618	217,699

Net change in unrealized appreciation (depreciation) on investments	362,361	796,604	493,947	241,509

Net increase (decrease) in net assets from operations	688,508	366,972	764,605	484,185

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	161,859	145,510	160,420	170,652

Net contractowner transfers between accounts	101,617	(60,288)	137,372	16,698

Withdrawals and death benefits (b)	(94,839)	(41,619)	(118,343)	(145,729)

Net increase (decrease) in net assets resulting from contractowner transactions	168,637	43,603	179,449	41,621

Net increase (decrease) in net assets	857,145	410,575	944,054	525,806

NET ASSETS

Beginning of period	2,761,291	2,350,716	2,855,406	2,329,600

End of period	$3,618,436	$2,761,291	$3,799,460	$2,855,406

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	29,870	28,602	31,963	30,937

Units purchased	1,497	2,139	1,572	2,488

Units sold/transferred	109	(871)	(61)	(1,462)

End of period	31,476	29,870	33,474	31,963

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth & Income Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$734,866	$793,278	$(1,664)	$(987)

Net realized gain (loss)	8,383,548	4,275,599	51,329	14,911

Net change in unrealized appreciation (depreciation) on investments	13,759,441	9,719,323	33,654	19,509

Net increase (decrease) in net assets from operations	22,877,855	14,788,200	83,319	33,433

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	8,664,577	8,647,208	64,069	15,690

Net contractowner transfers between accounts	1,316,688	1,889,013	108,861	(96,921)

Withdrawals and death benefits (b)	(2,634,620)	(1,914,677)	(14,943)	(94,114)

Net increase (decrease) in net assets resulting from contractowner transactions	7,346,645	8,621,544	157,987	(175,345)

Net increase (decrease) in net assets	30,224,500	23,409,744	241,306	(141,912)

NET ASSETS

Beginning of period	88,413,921	65,004,177	294,155	436,067

End of period	$118,638,421	$88,413,921	$535,461	$294,155

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	842,652	747,054	7,506	13,385

Units purchased	74,435	102,476	1,521	465

Units sold/transferred	(17,767)	(6,878)	2,212	(6,344)

End of period	899,320	842,652	11,239	7,506

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(15,849)	$6,634	$(8,227)	$(6,722)

Net realized gain (loss)	1,247,013	255,974	408,320	290,375

Net change in unrealized appreciation (depreciation) on investments	(890,673)	245,350	(209,323)	180,881

Net increase (decrease) in net assets from operations	340,491	507,958	190,770	464,534

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	178,805	170,173	65,458	78,601

Net contractowner transfers between accounts	(129,974)	(56,295)	(468,743)	385,264

Withdrawals and death benefits (b)	(179,653)	(96,628)	46,263	9,249

Net increase (decrease) in net assets resulting from contractowner transactions	(130,822)	17,250	(357,022)	473,114

Net increase (decrease) in net assets	209,669	525,208	(166,252)	937,648

NET ASSETS

Beginning of period	3,438,795	2,913,587	1,584,599	646,951

End of period	$3,648,464	$3,438,795	$1,418,347	$1,584,599

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	113,989	113,450	21,966	12,979

Units purchased	5,534	7,060	835	1,440

Units sold/transferred	(9,485)	(6,521)	(5,271)	7,547

End of period	110,038	113,989	17,530	21,966

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP Diversified Income Series—Standard Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021‡	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$10,354	$761	$106,332	$70,437

Net realized gain (loss)	48,519	(4,396)	73,487	105,939

Net change in unrealized appreciation (depreciation) on investments	23,120	4,386	(260,427)	138,466

Net increase (decrease) in net assets from operations	81,993	751	(80,608)	314,842

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	16,876	2,070	101,742	233,020

Net contractowner transfers between accounts	89,071	68,869	(3,665,341)	298,711

Withdrawals and death benefits (b)	(6,705)	(2,405)	(15,375)	(121,268)

Net increase (decrease) in net assets resulting from contractowner transactions	99,242	68,534	(3,578,974)	410,463

Net increase (decrease) in net assets	181,235	69,285	(3,659,582)	725,305

NET ASSETS

Beginning of period	86,544	17,259	3,659,582	2,934,277

End of period	$267,779	$86,544	$—	$3,659,582

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,535	1,080	187,447	166,786

Units purchased	917	148	5,450	12,963

Units sold/transferred	7,021	4,307	(192,897)	7,698

End of period	13,473	5,535	—	187,447

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
‡	Delaware VIP Diversified Income Series-Standard Class merged operations with LVIP Delaware Diversified Income Fund-Standard Class on April 30, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Delaware VIP International Series—Standard Class Sub-Account		Delaware VIP Small Cap Value Series—Standard Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020†	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$12,209	$(991)	$11,494	$21,765

Net realized gain (loss)	99,834	838	181,853	(141,862)

Net change in unrealized appreciation (depreciation) on investments	86,953	54,536	919,429	80,498

Net increase (decrease) in net assets from operations	198,996	54,383	1,112,776	(39,599)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	224,488	27,604	124,532	190,685

Net contractowner transfers between accounts	142,032	3,037,814	(266,708)	(63,923)

Withdrawals and death benefits (b)	(66,066)	(3,156)	16,332	(124,261)

Net increase (decrease) in net assets resulting from contractowner transactions	300,454	3,062,262	(125,844)	2,501

Net increase (decrease) in net assets	499,450	3,116,645	986,932	(37,098)

NET ASSETS

Beginning of period	3,116,645	—	3,373,599	3,410,697

End of period	$3,616,095	$3,116,645	$4,360,531	$3,373,599

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	109,127	—	41,801	41,351

Units purchased	7,597	1,012	1,283	2,873

Units sold/transferred	2,082	108,115	(2,860)	(2,423)

End of period	118,806	109,127	40,224	41,801

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
†	For the period December 11, 2020 (commencement of operations) to December 31, 2020.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA Equity Allocation Portfolio Sub-Account		DFA VA Global Bond Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$294,569	$161,435	$6,506	$(20,950)

Net realized gain (loss)	3,156,608	(466,619)	4,466	(17,782)

Net change in unrealized appreciation (depreciation) on investments	88,627	2,003,753	(73,850)	68,207

Net increase (decrease) in net assets from operations	3,539,804	1,698,569	(62,878)	29,475

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,052,560	1,663,236	207,847	206,987

Net contractowner transfers between accounts	(490,210)	(1,171,797)	112,451	249,200

Withdrawals and death benefits (b)	(543,681)	(201,308)	(55,431)	(137,349)

Net increase (decrease) in net assets resulting from contractowner transactions	18,669	290,131	264,867	318,838

Net increase (decrease) in net assets	3,558,473	1,988,700	201,989	348,313

NET ASSETS

Beginning of period	14,917,793	12,929,093	3,655,135	3,306,822

End of period	$18,476,266	$14,917,793	$3,857,124	$3,655,135

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	433,598	419,805	128,846	117,728

Units purchased	26,491	60,420	7,403	7,412

Units sold/transferred	(27,005)	(46,627)	1,574	3,706

End of period	433,084	433,598	137,823	128,846

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA Global Moderate Allocation Portfolio Sub-Account		DFA VA International Small Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$72,044	$35,085	$162,795	$96,516

Net realized gain (loss)	670,270	(22,103)	1,043,301	(652,302)

Net change in unrealized appreciation (depreciation) on investments	189,409	527,325	(231,181)	1,092,991

Net increase (decrease) in net assets from operations	931,723	540,307	974,915	537,205

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	403,641	607,507	482,228	551,459

Net contractowner transfers between accounts	178,474	(415,003)	(253,536)	(645,763)

Withdrawals and death benefits (b)	(173,126)	(99,813)	(343,065)	(316,522)

Net increase (decrease) in net assets resulting from contractowner transactions	408,989	92,691	(114,373)	(410,826)

Net increase (decrease) in net assets	1,340,712	632,998	860,542	126,379

NET ASSETS

Beginning of period	6,880,217	6,247,219	7,179,442	7,053,063

End of period	$8,220,929	$6,880,217	$8,039,984	$7,179,442

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	181,025	182,179	150,757	161,377

Units purchased	9,784	17,718	9,265	14,822

Units sold/transferred	(691)	(18,872)	(12,134)	(25,442)

End of period	190,118	181,025	147,888	150,757

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$598,634	$232,416	$(20,493)	$3,764

Net realized gain (loss)	438,321	(1,724,344)	(8,954)	3,022

Net change in unrealized appreciation (depreciation) on investments	1,441,622	1,551,239	2,340	(3,752)

Net increase (decrease) in net assets from operations	2,478,577	59,311	(27,107)	3,034

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,897,617	2,208,959	345,152	255,356

Net contractowner transfers between accounts	(167,921)	(135,210)	1,105,700	96,900

Withdrawals and death benefits (b)	(630,020)	(359,025)	(2,267,599)	(115,580)

Net increase (decrease) in net assets resulting from contractowner transactions	1,099,676	1,714,724	(816,747)	236,676

Net increase (decrease) in net assets	3,578,253	1,774,035	(843,854)	239,710

NET ASSETS

Beginning of period	14,088,295	12,314,260	4,232,791	3,993,081

End of period	$17,666,548	$14,088,295	$3,388,937	$4,232,791

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	400,797	342,480	164,093	155,128

Units purchased	47,827	74,594	13,576	10,104

Units sold/transferred	(21,771)	(16,277)	(45,036)	(1,139)

End of period	426,853	400,797	132,633	164,093

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$173,810	$190,573	$84,804	$82,765

Net realized gain (loss)	794,116	(1,108,634)	1,476,499	(1,291,057)

Net change in unrealized appreciation (depreciation) on investments	2,336,569	621,996	1,410,090	1,666,646

Net increase (decrease) in net assets from operations	3,304,495	(296,065)	2,971,393	458,354

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	974,342	1,048,357	706,354	750,347

Net contractowner transfers between accounts	(987,111)	(953,326)	(314,832)	(229,706)

Withdrawals and death benefits (b)	(632,128)	(289,787)	(1,016,726)	(239,322)

Net increase (decrease) in net assets resulting from contractowner transactions	(644,897)	(194,756)	(625,204)	281,319

Net increase (decrease) in net assets	2,659,598	(490,821)	2,346,189	739,673

NET ASSETS

Beginning of period	12,822,759	13,313,580	7,893,657	7,153,984

End of period	$15,482,357	$12,822,759	$10,239,846	$7,893,657

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	215,865	219,717	143,036	134,130

Units purchased	14,188	21,376	10,212	18,247

Units sold/transferred	(24,512)	(25,228)	(19,849)	(9,341)

End of period	205,541	215,865	133,399	143,036

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VIT Inflation Protected Securities Portfolio Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$53,883	$5,118	$38,622	$39,954

Net realized gain (loss)	43,222	51,768	30,511	(20,573)

Net change in unrealized appreciation (depreciation) on investments	(26,587)	27,361	75,611	(49,783)

Net increase (decrease) in net assets from operations	70,518	84,247	144,744	(30,402)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,279	29,259	86,087	97,513

Net contractowner transfers between accounts	289,189	172,154	(77,436)	(267,535)

Withdrawals and death benefits (b)	(3,296)	(10,904)	(9,359)	(24,423)

Net increase (decrease) in net assets resulting from contractowner transactions	314,172	190,509	(708)	(194,445)

Net increase (decrease) in net assets	384,690	274,756	144,036	(224,847)

NET ASSETS

Beginning of period	978,807	704,051	892,882	1,117,729

End of period	$1,363,497	$978,807	$1,036,918	$892,882

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	32,996	26,385	26,041	32,385

Units purchased	955	1,049	2,258	2,940

Units sold/transferred	9,682	5,562	(3,093)	(9,284)

End of period	43,633	32,996	25,206	26,041

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$24,737	$20,988	$(15,295)	$(9,675)

Net realized gain (loss)	(23,921)	(3,169)	775,065	244,318

Net change in unrealized appreciation (depreciation) on investments	171,694	(41,791)	(513,191)	617,431

Net increase (decrease) in net assets from operations	172,510	(23,972)	246,579	852,074

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	24,505	28,411	89,869	90,698

Net contractowner transfers between accounts	(96,222)	78,290	(505,099)	1,231,403

Withdrawals and death benefits (b)	(22,829)	(8,853)	62,007	(80,802)

Net increase (decrease) in net assets resulting from contractowner transactions	(94,546)	97,848	(353,223)	1,241,299

Net increase (decrease) in net assets	77,964	73,876	(106,644)	2,093,373

NET ASSETS

Beginning of period	950,768	876,892	3,156,813	1,063,440

End of period	$1,028,732	$950,768	$3,050,169	$3,156,813

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	25,904	22,641	33,596	17,702

Units purchased	605	865	906	1,256

Units sold/transferred	(3,051)	2,398	(4,895)	14,638

End of period	23,458	25,904	29,607	33,596

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(21,142)	$(9,480)	$(1,678)	$5,655

Net realized gain (loss)	697,234	504,590	90,210	(129,673)

Net change in unrealized appreciation (depreciation) on investments	13,448	323,425	143,311	29,197

Net increase (decrease) in net assets from operations	689,540	818,535	231,843	(94,821)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	116,689	156,448	80,068	56,882

Net contractowner transfers between accounts	(174,640)	442,114	59,497	(430,692)

Withdrawals and death benefits (b)	(98,293)	(195,268)	(1,139)	(54,525)

Net increase (decrease) in net assets resulting from contractowner transactions	(156,244)	403,294	138,426	(428,335)

Net increase (decrease) in net assets	533,296	1,221,829	370,269	(523,156)

NET ASSETS

Beginning of period	3,279,102	2,057,273	1,177,007	1,700,163

End of period	$3,812,398	$3,279,102	$1,547,276	$1,177,007

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	20,662	18,098	27,993	39,715

Units purchased	656	1,228	1,728	1,562

Units sold/transferred	(1,737)	1,336	1,067	(13,284)

End of period	19,581	20,662	30,788	27,993

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$3,554	$2,786	$103,100	$79,154

Net realized gain (loss)	47,637	57,415	238,776	(490,856)

Net change in unrealized appreciation (depreciation) on investments	14,394	7,701	172,363	686,339

Net increase (decrease) in net assets from operations	65,585	67,902	514,239	274,637

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	95,240	32,719	659,963	749,017

Net contractowner transfers between accounts	(9,509)	(15,459)	(86,537)	104,360

Withdrawals and death benefits (b)	(23,992)	(51,061)	(471,010)	(259,787)

Net increase (decrease) in net assets resulting from contractowner transactions	61,739	(33,801)	102,416	593,590

Net increase (decrease) in net assets	127,324	34,101	616,655	868,227

NET ASSETS

Beginning of period	480,282	446,181	4,990,451	4,122,224

End of period	$607,606	$480,282	$5,607,106	$4,990,451

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,674	7,231	161,232	137,496

Units purchased	1,207	592	19,407	29,106

Units sold/transferred	(501)	(1,149)	(16,927)	(5,370)

End of period	7,380	6,674	163,712	161,232

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account
	For the year ended December 31, 2021[i]	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$56,019	$(5,124)	$(2)

Net realized gain (loss)	959	2,472	12,504

Net change in unrealized appreciation (depreciation) on investments	(45,422)	(28,895)	23,361

Net increase (decrease) in net assets from operations	11,556	(31,547)	35,863

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	206,645	46,863	42,625

Net contractowner transfers between accounts	3,654,907	245,911	(32,211)

Withdrawals and death benefits (b)	(36,364)	(102,160)	(46,237)

Net increase (decrease) in net assets resulting from contractowner transactions	3,825,188	190,614	(35,823)

Net increase (decrease) in net assets	3,836,744	159,067	40

NET ASSETS

Beginning of period	—	1,513,404	1,513,364

End of period	$3,836,744	$1,672,471	$1,513,404

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	57,462	58,917

Units purchased	11,021	1,822	1,642

Units sold/transferred	188,978	5,254	(3,097)

End of period	199,999	64,538	57,462

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
i	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$47,297	$15,647	$7,894	$9,403

Net realized gain (loss)	104,836	(277,965)	302,987	(287,201)

Net change in unrealized appreciation (depreciation) on investments	90,753	324,553	341,947	424,529

Net increase (decrease) in net assets from operations	242,886	62,235	652,828	146,731

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	97,980	93,126	109,005	103,451

Net contractowner transfers between accounts	(14,830)	33,483	(248,231)	(30,986)

Withdrawals and death benefits (b)	(85,978)	(47,146)	(112,374)	(59,400)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,828)	79,463	(251,600)	13,065

Net increase (decrease) in net assets	240,058	141,698	401,228	159,796

NET ASSETS

Beginning of period	1,774,756	1,633,058	2,226,681	2,066,885

End of period	$2,014,814	$1,774,756	$2,627,909	$2,226,681

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	62,336	58,484	58,175	56,685

Units purchased	3,181	3,840	2,442	3,273

Units sold/transferred	(3,284)	12	(8,039)	(1,783)

End of period	62,233	62,336	52,578	58,175

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	MFS Global Equity Series- Initial Class Sub-Account		MFS Growth Series- Initial Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$4,487	$10,627	$(1,034)	$(914)

Net realized gain (loss)	314,886	57,224	36,333	15,066

Net change in unrealized appreciation (depreciation) on investments	134,778	273,162	3,327	23,532

Net increase (decrease) in net assets from operations	454,151	341,013	38,626	37,684

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	70,709	98,132	6,812	5,911

Net contractowner transfers between accounts	(91,613)	703,754	(8,302)	–

Withdrawals and death benefits (b)	(50,041)	(69,564)	(4,703)	(18,704)

Net increase (decrease) in net assets resulting from contractowner transactions	(70,945)	732,322	(6,193)	(12,793)

Net increase (decrease) in net assets	383,206	1,073,335	32,433	24,891

NET ASSETS

Beginning of period	2,806,865	1,733,530	167,374	142,483

End of period	$3,190,071	$2,806,865	$199,807	$167,374

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	66,493	46,739	1,563	1,746

Units purchased	1,571	2,819	60	67

Units sold/transferred	(3,412)	16,935	(120)	(250)

End of period	64,652	66,493	1,503	1,563

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	MFS Massachusetts Investors Growth Stock Portfolio–Initial Class Sub-Account		MFS Utilities Series–Initial Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(4,204)	$(2,146)	$13,240	$14,215

Net realized gain (loss)	308,984	129,209	60,384	36,079

Net change in unrealized appreciation (depreciation) on investments	(38,298)	55,730	53,446	(11,133)

Net increase (decrease) in net assets from operations	266,482	182,793	127,070	39,161

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	87,707	65,858	35,732	22,854

Net contractowner transfers between accounts	493,945	(236,969)	160,818	15,571

Withdrawals and death benefits (b)	(93,277)	(90,454)	(19,854)	(16,463)

Net increase (decrease) in net assets resulting from contractowner transactions	488,375	(261,565)	176,696	21,962

Net increase (decrease) in net assets	754,857	(78,772)	303,766	61,123

NET ASSETS

Beginning of period	1,053,160	1,131,932	827,493	766,370

End of period	$1,808,017	$1,053,160	$1,131,259	$827,493

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	24,539	31,864	10,613	10,377

Units purchased	1,844	1,908	451	338

Units sold/transferred	6,829	(9,233)	1,622	(102)

End of period	33,212	24,539	12,686	10,613

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio–I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio– I Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$146	$11,359	$(987)	$(635)

Net realized gain (loss)	34,014	(493,864)	20,771	5,324

Net change in unrealized appreciation (depreciation) on investments	705,502	353,535	51,301	37,120

Net increase (decrease) in net assets from operations	739,662	(128,970)	71,085	41,809

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	180,123	168,398	16,087	15,564

Net contractowner transfers between accounts	(175,034)	(182,553)	(3,964)	(41,067)

Withdrawals and death benefits (b)	56,591	(135,817)	(8,277)	(51,430)

Net increase (decrease) in net assets resulting from contractowner transactions	61,680	(149,972)	3,846	(76,933)

Net increase (decrease) in net assets	801,342	(278,942)	74,931	(35,124)

NET ASSETS

Beginning of period	$2,270,853	2,549,795	$311,810	346,934

End of period	$3,072,195	$2,270,853	$386,741	$311,810

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	69,121	74,952	5,562	7,426

Units purchased	4,616	6,419	257	345

Units sold/transferred	(3,196)	(12,250)	(217)	(2,209)

End of period	70,541	69,121	5,602	5,562

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PIMCO VIT All Asset Portfolio–Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio–Institutional Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$55,103	$21,783	$21,568	$20,871

Net realized gain (loss)	27,682	(40,825)	151,273	(65,089)

Net change in unrealized appreciation (depreciation) on investments	(3,995)	39,508	(20,831)	46,438

Net increase (decrease) in net assets from operations	78,790	20,466	152,010	2,220

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	23,358	30,753	8,681	20,162

Net contractowner transfers between accounts	(88,913)	(17,070)	25,486	44,828

Withdrawals and death benefits (b)	(12,117)	(76,033)	(15,832)	(30,063)

Net increase (decrease) in net assets resulting from contractowner transactions	(77,672)	(62,350)	18,335	34,927

Net increase (decrease) in net assets	1,118	(41,884)	170,345	37,147

NET ASSETS

Beginning of period	566,902	608,786	441,890	404,743

End of period	$568,020	$566,902	$612,235	$441,890

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	25,637	29,611	26,469	24,500

Units purchased	980	1,579	433	1,303

Units sold/transferred	(4,441)	(5,553)	703	666

End of period	22,176	25,637	27,605	26,469

(a)	Amounts presented are net of premium expense charges.

(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$112,590	$97,218	$16,422	$9,145

Net realized gain (loss)	8,705	(21,666)	20,536	(9,337)

Net change in unrealized appreciation (depreciation) on investments	(208,019)	78,760	(55,719)	45,048

Net increase (decrease) in net assets from operations	(86,724)	154,312	(18,761)	44,856

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	327,814	286,941	22,319	25,407

Net contractowner transfers between accounts	218,254	(3,910)	(127,337)	(24,174)

Withdrawals and death benefits (b)	(46,263)	(102,925)	(6,376)	(46,998)

Net increase (decrease) in net assets resulting from contractowner transactions	499,805	180,106	(111,394)	(45,765)

Net increase (decrease) in net assets	413,081	334,418	(130,155)	(909)

NET ASSETS

Beginning of period	2,656,560	2,322,142	479,833	480,742

End of period	$3,069,641	$2,656,560	$349,678	$479,833

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	77,302	71,871	22,900	25,220

Units purchased	9,772	9,113	1,083	1,328

Units sold/transferred	4,777	(3,682)	(6,791)	(3,648)

End of period	91,851	77,302	17,192	22,900

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PIMCO VIT Real Return Portfolio– Institutional Class Sub-Account		PVC Equity Income Account–Class 1 Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$302,765	$54,493	$102,746	$67,885

Net realized gain (loss)	243,728	138,762	425,279	105,540

Net change in unrealized appreciation (depreciation) on investments	(216,868)	394,696	879,788	228,115

Net increase (decrease) in net assets from operations	329,625	587,951	1,407,813	401,540

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	592,081	510,376	336,168	372,153

Net contractowner transfers between accounts	760,811	(191,787)	(312,243)	850,396

Withdrawals and death benefits (b)	(248,691)	(324,759)	179,013	(328,337)

Net increase (decrease) in net assets resulting from contractowner transactions	1,104,201	(6,170)	202,938	894,212

Net increase (decrease) in net assets	1,433,826	581,781	1,610,751	1,295,752

NET ASSETS

Beginning of period	5,976,320	5,394,539	6,311,831	5,016,079

End of period	$7,410,146	$5,976,320	$7,922,582	$6,311,831

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	276,921	278,754	113,436	96,089

Units purchased	27,176	25,469	5,486	7,900

Units sold/transferred	20,801	(27,302)	(2,433)	9,447

End of period	324,898	276,921	116,489	113,436

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PVC MidCap Account–Class 1 Sub-Account		PSF PGIM Jennison Focused Blend Portfolio–Class II Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(2,777)	$286	$(10,202)	$(8,572)

Net realized gain (loss)	58,632	86,740	189,598	191,299

Net change in unrealized appreciation (depreciation) on investments	90,452	6,796	76,931	202,525

Net increase (decrease) in net assets from operations	146,307	93,822	256,327	385,252

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	13,665	24,980	58,003	58,283

Net contractowner transfers between accounts	(26,627)	(182,562)	(119,194)	51,491

Withdrawals and death benefits (b)	(11,663)	(48,268)	(33,389)	(67,942)

Net increase (decrease) in net assets resulting from contractowner transactions	(24,625)	(205,850)	(94,580)	41,832

Net increase (decrease) in net assets	121,682	(112,028)	161,747	427,084

NET ASSETS

Beginning of period	600,148	712,176	1,717,000	1,289,916

End of period	$721,830	$600,148	$1,878,747	$1,717,000

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,149	10,050	32,888	32,202

Units purchased	144	346	1,000	1,398

Units sold/transferred	(435)	(3,247)	(2,872)	(712)

End of period	6,858	7,149	31,016	32,888

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	PSF Natural Resources Portfolio–Class II Sub-Account		PSF PGIM Jennison Value Portfolio–Class II Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(5,334)	$(2,984)	$(1,225)	$(903)

Net realized gain (loss)	93,569	(55,280)	1,292	1,926

Net change in unrealized appreciation (depreciation) on investments	39,610	68,079	40,368	2,176

Net increase (decrease) in net assets from operations	127,845	9,815	40,435	3,199

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	85,181	27,334	4,039	3,880

Net contractowner transfers between accounts	174,563	(78,835)	(118)	71

Withdrawals and death benefits (b)	119,898	(184,227)	(2,297)	(562)

Net increase (decrease) in net assets resulting from contractowner transactions	379,642	(235,728)	1,624	3,389

Net increase (decrease) in net assets	507,487	(225,913)	42,059	6,588

NET ASSETS

Beginning of period	382,668	608,581	152,252	145,664

End of period	$890,155	$382,668	$194,311	$152,252

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,730	17,257	3,139	3,075

Units purchased	1,856	898	75	91

Units sold/transferred	6,654	(8,425)	(45)	(27)

End of period	18,240	9,730	3,169	3,139

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio– Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio– Investment Class Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(4,732)	$(1,417)	$9,576	$2,970

Net realized gain (loss)	149,467	(31,343)	12,826	(162,388)

Net change in unrealized appreciation (depreciation) on investments	20,134	89,585	235,441	90,455

Net increase (decrease) in net assets from operations	164,869	56,825	257,843	(68,963)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,598	29,917	64,615	33,808

Net contractowner transfers between accounts	212,275	85,329	(32,593)	16,245

Withdrawals and death benefits (b)	(21,692)	(4,253)	(36,205)	(48,988)

Net increase (decrease) in net assets resulting from contractowner transactions	219,181	110,993	(4,183)	1,065

Net increase (decrease) in net assets	384,050	167,818	253,660	(67,898)

NET ASSETS

Beginning of period	377,434	209,616	937,104	1,005,002

End of period	$761,484	$377,434	$1,190,764	$937,104

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,817	9,483	46,149	46,090

Units purchased	869	1,346	2,648	2,030

Units sold/transferred	6,711	2,988	(3,223)	(1,971)

End of period	21,397	13,817	45,574	46,149

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	T. Rowe Price ® Health Sciences Portfolio I Sub-Account		T. Rowe Price ® Limited-Term Bond Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(15,566)	$(10,152)	$18,300	$31,150

Net realized gain (loss)	302,542	204,684	30,042	4,984

Net change in unrealized appreciation (depreciation) on investments	(4,947)	206,272	(59,878)	53,382

Net increase (decrease) in net assets from operations	282,029	400,804	(11,536)	89,516

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	235,201	185,009	176,152	171,520

Net contractowner transfers between accounts	451,752	(30,202)	44,374	(89,659)

Withdrawals and death benefits (b)	5,832	(27,642)	(14,118)	(92,454)

Net increase (decrease) in net assets resulting from contractowner transactions	692,785	127,165	206,408	(10,593)

Net increase (decrease) in net assets	974,814	527,969	194,872	78,923

NET ASSETS

Beginning of period	1,883,309	1,355,340	2,370,333	2,291,410

End of period	$2,858,123	$1,883,309	$2,565,205	$2,370,333

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	35,727	33,195	85,995	86,658

Units purchased	4,143	4,282	6,473	6,465

Units sold/transferred	8,192	(1,750)	794	(7,128)

End of period	48,062	35,727	93,262	85,995

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund– Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$20,864	$111,414	$12,642	$33,752

Net realized gain (loss)	314,835	309,410	820,133	269,663

Net change in unrealized appreciation (depreciation) on investments	(601,428)	174,825	21,674	470,338

Net increase (decrease) in net assets from operations	(265,729)	595,649	854,449	773,753

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	212,761	161,302	323,981	501,723

Net contractowner transfers between accounts	82,689	259,375	(365,716)	(763,025)

Withdrawals and death benefits (b)	188,163	(289,255)	3,740	74,098

Net increase (decrease) in net assets resulting from contractowner transactions	483,613	131,422	(37,995)	(187,204)

Net increase (decrease) in net assets	217,884	727,071	816,454	586,549

NET ASSETS

Beginning of period	3,608,001	2,880,930	4,420,866	3,834,317

End of period	$3,825,885	$3,608,001	$5,237,320	$4,420,866

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	152,574	143,695	84,600	85,630

Units purchased	8,894	8,681	5,442	11,851

Units sold/transferred	9,655	198	(7,172)	(12,881)

End of period	171,123	152,574	82,870	84,600

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$165,478	$178,782	$126,000	$165,110

Net realized gain (loss)	3,409,455	1,151,775	13,067	(72,211)

Net change in unrealized appreciation (depreciation) on investments	2,579,310	2,065,347	(30,977)	55,880

Net increase (decrease) in net assets from operations	6,154,243	3,395,904	108,090	148,779

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,368,771	1,501,787	353,152	361,871

Net contractowner transfers between accounts	(290,806)	2,298,244	99,165	(218,463)

Withdrawals and death benefits (b)	(374,235)	(658,708)	(66,336)	(242,837)

Net increase (decrease) in net assets resulting from contractowner transactions	703,730	3,141,323	385,981	(99,429)

Net increase (decrease) in net assets	6,857,973	6,537,227	494,071	49,350

NET ASSETS

Beginning of period	22,227,001	15,689,774	3,422,560	3,373,210

End of period	$29,084,974	$22,227,001	$3,916,631	$3,422,560

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	437,386	363,246	99,957	103,413

Units purchased	23,868	35,781	10,226	11,314

Units sold/transferred	(14,432)	38,359	695	(14,770)

End of period	446,822	437,386	110,878	99,957

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$61,249	$73,857	$88,696	$97,783

Net realized gain (loss)	1,838,078	260,866	417,319	(163,330)

Net change in unrealized appreciation (depreciation) on investments	832,562	1,344,105	1,596,011	(193,321)

Net increase (decrease) in net assets from operations	2,731,889	1,678,828	2,102,026	(258,868)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,355,733	1,464,033	397,970	393,361

Net contractowner transfers between accounts	(204,115)	6,553	181,735	171,764

Withdrawals and death benefits (b)	(259,984)	(285,762)	(331,916)	44,425

Net increase (decrease) in net assets resulting from contractowner transactions	891,634	1,184,824	247,789	609,550

Net increase (decrease) in net assets	3,623,523	2,863,652	2,349,815	350,682

NET ASSETS

Beginning of period	11,098,870	8,235,218	5,321,918	4,971,236

End of period	$14,722,393	$11,098,870	$7,671,733	$5,321,918

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	242,971	211,992	160,695	142,291

Units purchased	26,237	38,592	10,180	12,855

Units sold/transferred	(8,791)	(7,613)	(4,931)	5,549

End of period	260,417	242,971	165,944	160,695

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(9,683)	$1,918	$220,163	$186,440

Net realized gain (loss)	631,940	100,486	166,593	369,293

Net change in unrealized appreciation (depreciation) on investments	17,941	807,134	(741,515)	122,541

Net increase (decrease) in net assets from operations	640,198	909,538	(354,759)	678,274

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	357,374	366,058	2,130,579	2,430,164

Net contractowner transfers between accounts	(385,000)	(266,287)	252,271	3,916,915

Withdrawals and death benefits (b)	(221,542)	(11,088)	(584,313)	(527,245)

Net increase (decrease) in net assets resulting from contractowner transactions	(249,168)	88,683	1,798,537	5,819,834

Net increase (decrease) in net assets	391,030	998,221	1,443,778	6,498,108

NET ASSETS

Beginning of period	4,773,517	3,775,296	15,241,311	8,743,203

End of period	$5,164,547	$4,773,517	$16,685,089	$15,241,311

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	93,630	90,829	509,763	313,569

Units purchased	6,322	9,339	73,150	83,333

Units sold/transferred	(10,848)	(6,538)	(12,769)	112,861

End of period	89,104	93,630	570,144	509,763

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	VY Clarion Global Real Estate Portfolio– Class I Sub-Account		Wanger International Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$19,013	$32,513	$(583)	$17,932

Net realized gain (loss)	31,097	8,314	106,325	(74,839)

Net change in unrealized appreciation (depreciation) on investments	177,580	(97,521)	155,356	256,737

Net increase (decrease) in net assets from operations	227,690	(56,694)	261,098	199,830

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	46,762	43,575	86,163	95,690

Net contractowner transfers between accounts	(336)	(73,729)	(163,703)	(33,691)

Withdrawals and death benefits (b)	(12,131)	(51,491)	3,135	(86,560)

Net increase (decrease) in net assets resulting from contractowner transactions	34,295	(81,645)	(74,405)	(24,561)

Net increase (decrease) in net assets	261,985	(138,339)	186,693	175,269

NET ASSETS

Beginning of period	664,450	802,789	1,542,638	1,367,369

End of period	$926,435	$664,450	$1,729,331	$1,542,638

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	15,072	17,234	17,537	17,748

Units purchased	949	1,203	883	1,331

Units sold/transferred	(354)	(3,365)	(1,844)	(1,542)

End of period	15,667	15,072	16,576	17,537

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Separate Accounts VLI-1 ∎ For the period or year ended

	Wanger Select Sub-Account		Wanger USA Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(4,691)	$1,174	$1,397	$(3,087)

Net realized gain (loss)	144,296	42,034	140,425	(16,740)

Net change in unrealized appreciation (depreciation) on investments	(81,839)	125,647	(89,750)	135,260

Net increase (decrease) in net assets from operations	57,766	168,855	52,072	115,433

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	29,265	83,972	18,459	15,940

Net contractowner transfers between accounts	(275,787)	5,608	(116,896)	50,656

Withdrawals and death benefits (b)	(7,508)	(18,229)	29,346	(3,258)

Net increase (decrease) in net assets resulting from contractowner transactions	(254,030)	71,351	(69,091)	63,338

Net increase (decrease) in net assets	(196,264)	240,206	(17,019)	178,771

NET ASSETS

Beginning of period	880,126	639,920	$659,972	481,201

End of period	$683,862	$880,126	$642,953	$659,972

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	11,157	10,361	5,044	4,621

Units purchased	359	1,274	136	169

Units sold/transferred	(3,244)	(478)	(684)	254

End of period	8,272	11,157	4,496	5,044

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

concluded

	Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account
	For the year ended December 31, 2021	For the year ended December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$28,817	$25,540

Net realized gain (loss)	10,427	(8,773)

Net change in unrealized appreciation (depreciation) on investments	(33,060)	30,286

Net increase (decrease) in net assets from operations	6,184	47,053

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	38,208	51,649

Net contractowner transfers between accounts	(61,005)	(13,714)

Withdrawals and death benefits (b)	(11,595)	(45,704)

Net increase (decrease) in net assets resulting from contractowner transactions	(34,392)	(7,769)

Net increase (decrease) in net assets	(28,208)	39,284

NET ASSETS

Beginning of period	$767,052	727,768

End of period	$738,844	$767,052

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	39,474	40,269

Units purchased	1,963	2,976

Units sold/transferred	(3,818)	(3,771)

End of period	37,619	39,474

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-53

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VLI-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on May 23, 2001 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of two different variable life insurance policies: the Intelligent Life Flexible Premium Individual Variable Universal Life Insurance Policy (referred to as “Intelligent Life VUL”) and the Intelligent Life Flexible Premium Last Survivor Variable Universal Life Insurance Policy (referred to as “Intelligent Life SVUL”). Premiums received from the policies are allocated to the investment accounts (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (“Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Accumulation Unit Values are calculated daily for each Sub-Account. The Intelligent Life products offer over 60 Sub-Accounts.

Effective August 31, 2021, the following funds names changed. The Prudential Series Fund-Jennison 20/20 Focus Portfolio-Class II changed to PSF PGIM Jennison Focused Blend Portfolio-Class II, Prudential Series Fund-Natural Resources Portfolio-Class II changed to PSF Natural Resources Portfolio-Class II and Prudential Series Fund-Value Portfolio-Class II changed to PSF PGIM Jennison Value Portfolio-Class II

Effective April 30, 2021, the Delaware VIP Diversified Income Series-Standard Class was merged into the LVIP Delaware Diversified Income Fund-Standard Class: this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VLI-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax federal returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follow:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2021, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts for services required to administer the Sub-Accounts and the contracts and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks within the Intelligent Life Flexible Premium Variable Universal Life Sub-Accounts at an annual rate of 0.95% if the total investment value is less than $100,000; 0.65% if the investment value is $100,000 to $500,000; and 0.35% if the total investment value exceeds $500,000. For Policy Years 21 and greater, the annual rate will be 0.35% regardless of the value.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Flexible Premium Individual Variable Universal Life Expense Charges

TRANSACTION FEES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Premium Expense Charge[1]	Upon receipt of each Premium payment	6.0% of each Premium payment	4.0% of each Premium payment

Surrender Charge	Not applicable	None	None

Transfer Charge[2]	Upon transfer	$25 per transfer	$0

[1]

We reserve the right to reduce or waive the Premium Expense Charge for particular contracts when we anticipate that our administration expenses will be lower. In addition, we reserve the right to waive the Premium Expense Charge for particular contracts when no premium tax is incurred.

[2]

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

The following table describes the fees and expenses that an owner will pay periodically during the time that he or she owns the Policy, not including the fees and expenses of the portfolios.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Unit Charge:[3]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.24–$1.20 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.60 per $1,000 of Face Amount (or increase in Face Amount)[4]

Charge for an Insured with Issue Age of 46 and a Face Amount of $250,000 during the first Policy Year	Monthly	$270 annually	$150 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00–$1.50 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.96 per $1,000 of Face Amount (or increase in Face Amount)[5]

Charge for Insureds with Issue Ages of 62 and a Face Amount of $1,000,000 during the first Policy Year	Monthly	$1,500 annually	$960 annually

[3]

The maximum guaranteed Policy Unit Charge varies based on the Issue Age, Face Amount, Policy Year, and whether the Policy is a Single Life or Last Survivor policy. The maximum guaranteed Policy Unit Charge shown in the table may not be typical of the charges you will pay. We reserve the right to reduce or waive the Policy Unit Charge for particular contracts when we anticipate that our administration expenses will be lower. For more information regarding the maximum guaranteed Policy Unit Charge, please see “Charges and Deductions—Monthly Charge—Policy Unit Charge.”

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

[4]	Currently, the Policy Unit Charge is deducted from single life Policies only during the first 15 Policy Years (or 15 years following an increase in Face Amount).
[5]	Currently, the Policy Unit Charge is deducted from last survivor Policies only during the first 20 Policy Years (or 20 years following an increase in Face Amount).

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Fee:[6]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	$72-$600 annually	$72-$600 annually

Charge for an Insured with Issue Age of 46 and during the first Policy Year	Monthly	$300 annually	$300 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	$72–$996 annually	$72–$996 annually

Charge for Insureds with Issue Ages of 62 during the first Policy Year	Monthly	$996 annually	$996 annually

Cost of Insurance:[7]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$1,000 per $1,000 of net amount at risk	Annual rate of $0.19–$265.42[8] per $1,000 of net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year	Monthly	Annual rate of $3.73 per $1,000 of net amount at risk	Annual rate of $1.72 per $1,000 of net amount at risk

[6]

Policy fees vary based on Issue Age, Policy Year, and whether the policy is a Single Life or Last Survivor policy. We reserve the right to reduce or waive the Policy Fee for particular contracts when we anticipate that our administration expenses will be lower. The policy fees shown in the table may not be typical of the charges you will pay. For more information regarding the policy fees, please see “Charges and Deductions.”

[7]

Cost of insurance charges vary based on the Issue Age, sex (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount and whether the policy is a Single Life or Last Survivor policy. The charge generally increases as the Issue Age increases. The net amount at risk is equal to: the death benefit divided by an interest discount factor on the Monthly Charge Date; minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, Face Amount, planned Premiums, and Riders requested.

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $1,000 per $1,000 of net amount at risk	Annual rate of $0.00 to $265.42[8] per $1,000 of net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year	Monthly	Annual rate of $0.17 per $1,000 of net amount at risk	Annual rate of $0.07 per $1,000 of net amount at risk

Mortality and Expense Risk Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.10%

Administrative Expense Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.20%

Loan Interest Spread	Daily	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter[9]	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[9]

The guaranteed maximum loan interest spread is the maximum difference between the interest we charge you for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated see “Loans” and “Charges and Deductions—Loan Interest Charge.”

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Optional Charges:[10]

Accelerated Death Benefit Charge	At the time accelerated death benefit is paid	$200.[11] In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.	$0. In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.

Automatic Increase Rider:[12]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.24–$1.20 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.68–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.60 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.19–$265.428[8] per $1,000 increase in net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 and an increase in Face Amount of $12,500 during the Second Policy Year	Monthly	Policy Unit Charge: $13.50 annually Cost of Insurance Charge: Annual rate of $4.03 per $1,000 of increase in net amount at risk	Policy Unit Charge: $7.50 annually Cost of Insurance Charge: Annual rate of $1.92 per $1,000 of increase in net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[10]

The charges for these Riders may vary based on the Insured’s Issue Age, sex (in most states), Underwriting Class, Policy Value, Policy Year, Face Amount, death benefit option, net amount at risk, and whether the policy is a Single Life or Last Survivor policy. The charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning your charges is available on request from our Administrative Office.

[11]	This amount may be lower depending on the laws of your state.
[12]	The costs of the Automatic Increase Rider are the incremental Cost of Insurance and Policy Unit Charges associated with the increases. These charges will be at the same rate as the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.00–$1.50 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.96 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$265.42[8] per $1,000 increase in net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 and an increase in Face Amount of $50,000 during the Second Policy Year	Monthly	Policy Unit Charge: $75.00 annually Cost of Insurance Charge: Annual rate of $0.58 per $1,000 increase in net amount at risk	Policy Unit Charge: $48 annually Cost of Insurance Charge: Annual rate of $0.23 per $1,000 increase in net amount at risk

Four-Year Term Benefit Rider:[13]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$156.29[8] per $1,000 of increased net amount at risk	Annual rate of $0.20–$74.82[8] per $1,000 of increased net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year.	Monthly	Annual rate of $3.73 per $1,000 of increased net amount at risk	Annual rate of $1.72 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[13]

The costs of the Four-Year Term Benefit Rider are the Cost of Insurance Charges arising from the four-year term insurance. These Cost of Insurance charges will be at a rate equal to the greater of the Cost of Insurance rate of the base policy or an annual rate of $0.20 per $1,000 of net amount at risk. The Cost of Insurance Charges for the Four-Year Term Benefit Rider will not exceed the guaranteed maximum rate for the base Policy.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $93.31[8] per $1,000 of increased net amount at risk	Annual rate of $0.00 to $16.18[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year.	Monthly	Annual rate of $0.17 per $1,000 of increased net amount at risk	Annual rate of $0.17 per $1,000 of increased net amount at risk

SINGLE LIFE POLICY

Waiver of Monthly Charges Rider:

Minimum and Maximum Charge	Monthly	3.0%–10.0% of monthly deduction	3.0%–10.0% of monthly deduction

Charge for a male Insured with Issue Age of 46	Monthly	5.5% of monthly deduction	5.5% of monthly deduction

LAST SURVIVOR POLICY

Policy Split Rider		No Charge	No Charge

Guaranteed Minimum Death Rider		No Charge	No Charge

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Single Life Term Rider:

Minimum and Maximum Charge	Monthly	The maximum Policy Unit Charge is the same as on the base Policy ($0.00–$1.50 per $1,000 of Face Amount). The maximum annual Cost of Insurance Charge ranges from $1.25 to $125.71[8] per $1,000 of increased net amount at risk	The current Policy Unit Charge is the same as on the base Policy ($0.96 per $1,000 of Face Amount)[14]. The current annual Cost of Insurance Charge ranges from $0.52 to $87.00[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male Insured with an Issue Age of 62 and a Face Amount of $500,000 during the First Policy Year.	Monthly	The maximum Policy Unit Charge is $750 annually. The maximum Cost of Insurance Charge is an annual rate of $16.26 per $1,000 of increased net amount at risk	The current Policy Unit Charge is $480 annually. The current Cost of Insurance Charge is an annual rate of $9.74 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[14]	Currently, the Policy Unit Charge on the Single Life Term Rider is deducted only during the first 20 Policy Years.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Intelligent Life Flexible Premium Variable Universal Life Expense Charges

TRANSACTION FEES

The following table describes the fees and expenses that an owner will pay at the time he or she buys the policy, surrenders the policy, or transfers policy value among the allocation options.

		Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Premium Tax Charge	Upon receipt of each Premium payment	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%

Surrender Charge	Not Applicable	$0	$0

Partial Withdrawal Charge	At the time of each withdrawal	$20	$20

Transfer Charge*	Upon transfer	$25 per transfer	$0

*

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The following table describes the fees and expenses that an owner will pay periodically during the time he or she owns the policy, not including the fees and expenses of the Portfolios.

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Policy Fee:

SINGLE LIFE POLICY	Monthly	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Cost of Insurance:[1]

SINGLE LIFE POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $0.18 Maximum $1,000 Example[2] $2.67	Minimum $0.18 Maximum $1,000 Example[2] $1.22

LAST SURVIVOR POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[1]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount, and whether the Policy is a single life or last survivor Policy. The charge generally increases as the Issue Age(s) increase. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to Your Policy, and more detailed information concerning your cost of insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insureds’ ages and Underwriting Classes, the death benefit option, Face Amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[2]	Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).
[3]

Charge for a preferred non-tobacco underwriting risk Male/Female couple with Issue Ages of 58 & 55, respectively, and $1.5 million of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Mortality and Expense Risk Charge	Daily, applied to total value in all Investment Accounts	Annual rate of 0.95% for Policy Years 1–20 and 0.35% for Policy Years 21 and later

Annual rate is4 :

• 0.95% if total value in all Investment Accounts is less than $100,000;

• 0.65% if total value in all Investment Accounts is from $100,000 to $500,000; and

• 0.35% if total value in all Investment Accounts is over $500,000.

Regardless of value, the annual rate will be 0.35% in Policy Years 21 and later.

Loan Interest Charge	Daily, charged against the Outstanding Loan Amount plus accrued interest	Annual rate of 5.00%[5]	Annual rate of 5.00%[5]

Extended Maturity Benefit		No Charge	No Charge

Reinstatement Interest Charge	Upon reinstatement of a lapsed Policy	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.

Optional Charges:[7]

Accelerated Death Benefit Charge	At the time the accelerated death benefit is paid	$200.[8] In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.	$0. In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.

Charitable Giving Benefit Rider		No Charge	No Charge

Over loan Protection Endorsement		No Charge[9]	No Charge[9]

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Waiver of Monthly Charges Rider:

SINGLE LIFE POLICY	Monthly. (Rate is a percentage of the monthly COI deduction)	Minimum 3.00% Maximum 18.39% Example[3] 7.46%	Minimum 3.00% Maximum 18.39% Example[3] 7.46%

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Level Cost of Insurance (“COI”) Endorsement:

SINGLE LIFE POLICY	Monthly. (Cost of Insurance rate is an annual amount per $1,000 of the Net Amount at Risk.)	Minimum $0.26 Maximum $133.60 Example[10] $2.67	Minimum $0.26 Maximum $59.43 Example[10] $1.16

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Policy Split Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY		No Charge	No Charge

Estate Transfer Protection Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY

Cost of Insurance[1]

(Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[4]	The rate will be reviewed on each Monthly Charge Date. The value in the Fixed Account is not included.
[5]

The guaranteed maximum loan interest spread is therefore 0.65% annually. This is the maximum difference between the interest we charge You for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated, please see “Loans” and “Charges and Deductions—Loan Interest Charge.”

[6]

Your current loan interest spread will vary based upon your Policy Year. The loan interest spread for Policy Years 1–10 is 0.65% annually and the loan interest spread for Policy Years 11 and later is 0.20% annually. Due to the reduced loan interest spread, the tax consequences associated with loans outstanding after Policy Year 10 are unclear and a tax adviser should be consulted about these consequences.

[7]

These charges may vary based on the Issue Age(s) of the Insured(s), gender (in most states), Underwriting Class(es), Policy Value, Policy Year, Face Amount, death benefit option, Net Amount at Risk, and whether the Policy is a single life or last survivor Policy. The charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed charges applicable to Your Policy, and more detailed information concerning Your charges is available upon request from our Administrative Office.

[8]	This amount may be lower depending on the laws of your state.
[9]	There is no specific charge but the Policy Value will be reduced when the Overloan conditions are met.
[10]

Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk), under a 10-year option.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. TIAA-CREF Life provides all administrative services for the Sub-Accounts. TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA, performs distribution functions for the contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2021 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$447,916	$215,720

TIAA-CREF Life Core Bond	2,766,178	1,035,170

TIAA-CREF Life Growth Equity	6,236,366	2,757,875

TIAA-CREF Life Growth & Income	2,170,782	1,845,297

TIAA-CREF Life International Equity	3,574,085	2,186,666

TIAA-CREF Life Large-Cap Value	903,359	923,322

TIAA-CREF Life Money Market	4,636,716	4,133,661

TIAA-CREF Life Real Estate	1,695,177	1,366,030

TIAA-CREF Life Small Cap Equity	1,200,829	1,036,074

TIAA-CREF Life Social Choice Equity	1,021,497	733,009

TIAA-CREF Life Stock Index	32,384,253	24,030,265

Calamos Growth & Income Portfolio	238,468	46,534

ClearBridge Variable Aggressive Growth Portfolio—Class I	2,225,653	1,362,100

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Sub-Accounts	Purchases	Sales

ClearBridge Variable Small Cap Growth Portfolio—Class I	$1,610,120	$1,803,862

Credit Suisse Trust-Commodity Return Strategy Portfolio	736,335	626,738

Delaware VIP Diversified Income Series—Standard Class	582,186	3,954,737

Delaware VIP International Series—Standard Class	1,022,908	642,275

Delaware VIP Small Cap Value Series—Standard Class	1,712,511	1,826,861

DFA VA Equity Allocation Portfolio	7,379,308	6,189,439

DFA VA Global Bond Portfolio	1,025,558	753,808

DFA VA Global Moderate Allocation Portfolio	3,147,318	2,407,327

DFA VA International Small Portfolio	3,294,912	2,693,639

DFA VA International Value Portfolio	6,115,504	4,417,194

DFA VA Short-Term Fixed Portfolio	1,812,411	2,649,651

DFA VA US Large Value Portfolio	3,887,884	4,358,971

DFA VA US Targeted Value Portfolio	3,215,401	3,069,568

DFA VIT Inflation Protected Securities Portfolio	641,165	262,198

Franklin Income VIP Fund—Class 1	701,987	664,073

Franklin Mutual Shares VIP Fund—Class 1	217,330	287,139

Franklin Small-Mid Cap Growth VIP Fund—Class 1	1,881,199	1,976,646

Janus Henderson Forty Portfolio—Institutional Shares	1,504,229	1,275,360

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	739,947	603,200

Janus Henderson Overseas Portfolio—Institutional Shares	233,205	167,912

John Hancock Emerging Markets Value Trust	1,746,859	1,541,343

LVIP Delaware Diversified Income Fund—Standard Class	4,042,559	161,352

Matson Money Fixed Income VI Portfolio	508,839	323,350

Matson Money International Equity VI Portfolio	381,561	277,528

Matson Money US Equity VI Portfolio	447,054	532,396

MFS Global Equity Series—Initial Class	815,750	695,803

MFS Growth Series—Initial Class	60,139	41,206

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	1,797,200	1,129,913

MFS Utilities Series—Initial Class	377,375	151,062

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	912,998	851,173

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	58,481	48,677

PIMCO VIT All Asset Portfolio—Institutional Class	152,087	174,656

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	1,236,413	1,196,511

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	1,091,525	479,129

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	95,207	184,583

PIMCO VIT Real Return Portfolio—Institutional Class	3,458,782	2,051,816

PVC Equity Income Account—Class 1	2,337,438	2,027,612

PVC MidCap Account—Class 1	97,418	82,122

PSF PGIM Jennison Focused Blend Portfolio—Class II	367,469	472,251

PSF Natural Resources Portfolio—Class II	793,834	419,526

PSF PGIM Jennison Value Portfolio—Class II	3,465	3,066

Royce Capital Fund Micro-Cap Portfolio—Investment Class	675,620	428,039

Royce Capital Fund Small-Cap Portfolio—Investment Class	296,496	291,103

T. Rowe Price® Health Sciences Portfolio I	1,337,153	484,055

T. Rowe Price® Limited-Term Bond Portfolio	681,053	440,772

Templeton Developing Markets VIP Fund—Class 1	1,699,139	1,115,170

Vanguard VIF Capital Growth Portfolio	2,443,873	2,178,330

Vanguard VIF Equity Index Portfolio	10,434,265	8,672,891

Vanguard VIF High Yield Bond Portfolio	1,200,802	688,822

Vanguard VIF Mid-Cap Index Portfolio	6,719,723	4,955,838

Vanguard VIF Real Estate Index Portfolio	3,131,261	2,633,495

Vanguard VIF Small Company Growth Portfolio	2,171,239	2,194,332

Vanguard VIF Total Bond Market Index Portfolio	4,880,584	2,737,103

VY® Clarion Global Real Estate Portfolio—Class I	508,457	455,149

Wanger International	424,538	475,598

Wanger Select	165,549	330,214

Wanger USA	700,257	748,453

Western Asset Variable Global High Yield Bond Portfolio—Class I	137,910	143,485

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Balanced Sub-Account
2021	78	$38.69 to $40.32	$42.08 to $44.11	$3,396	1.83%	0.35% to 0.95%	8.75% to 9.40%
2020	75	$34.22 to $35.44	$38.69 to $40.32	$2,999	2.32%	0.35% to 0.95%	13.08% to 13.76%
2019	51	$29.07 to $29.94	$34.22 to $35.44	$1,780	2.31%	0.36% to 0.95%	17.69% to 18.40%
2018	44	$31.05 to $31.78	$29.07 to $29.94	$1,305	0.02%	0.35% to 0.96%	(6.37)% to (5.80)%
2017	44	$27.54 to $28.02	$31.05 to $31.78	$1,371	0.00%	0.35% to 0.95%	12.75% to 13.42%

TIAA-CREF Life Core Bond Sub-Account
2021	130	$40.88 to $44.76	$40.10 to $44.17	$5,565	2.15%	0.35% to 0.95%	(1.92)% to (1.33)%
2020	94	$38.27 to $41.65	$40.88 to $44.76	$4,023	2.97%	0.35% to 0.95%	6.84% to 7.48%
2019	105	$35.29 to $38.18	$38.27 to $41.65	$4,176	2.92%	0.35% to 0.95%	8.44% to 9.09%
2018	108	$35.91 to $38.62	$35.29 to $38.18	$3,976	2.29%	0.35% to 0.96%	(1.73)% to (1.14)%
2017	120	$34.68 to $37.07	$35.91 to $38.62	$4,501	0.02%	0.35% to 0.95%	3.56% to 4.18%

TIAA-CREF Life Growth Equity Sub-Account
2021	160	$73.58 to $82.85	$84.67 to $95.95	$14,827	0.26%	0.30% to 0.95%	15.07% to 15.82%
2020	149	$51.60 to $57.72	$73.58 to $82.85	$11,921	0.34%	0.30% to 0.95%	42.61% to 43.53%
2019	134	$39.85 to $44.28	$51.60 to $57.72	$7,453	0.43%	0.30% to 0.95%	29.49% to 30.34%
2018	141	$40.31 to $44.51	$39.85 to $44.28	$6,052	0.35%	0.30% to 0.95%	(1.16)% to (0.51)%
2017	143	$30.25 to $32.30	$40.31 to $44.51	$6,176	0.00%	0.30% to 0.95%	33.27% to 34.14%

TIAA-CREF Life Growth & Income Sub-Account
2021	97	$88.49 to $103.46	$109.72 to $129.11	$11,836	0.79%	0.30% to 0.95%	23.99% to 24.80%
2020	97	$74.17 to $86.16	$88.49 to $103.46	$9,437	1.31%	0.30% to 0.95%	19.30% to 20.08%
2019	95	$57.56 to $66.42	$74.17 to $86.16	$7,686	1.01%	0.30% to 0.95%	28.87% to 29.71%
2018	103	$62.65 to $71.83	$57.56 to $66.42	$6,470	0.88%	0.30% to 0.96%	(8.13)% to (7.53)%
2017	105	$51.04 to $58.14	$62.65 to $71.83	$7,183	0.00%	0.30% to 0.95%	22.74% to 23.54%

TIAA-CREF Life International Equity Sub-Account
2021	339	$34.11 to $40.53	$37.46 to $44.79	$13,893	1.11%	0.30% to 0.95%	9.80% to 10.51%
2020	308	$29.86 to $35.25	$34.11 to $40.53	$11,410	1.67%	0.30% to 0.95%	14.25% to 14.94%
2019	299	$24.49 to $28.72	$29.86 to $35.25	$9,635	2.10%	0.30% to 0.95%	21.91% to 22.70%
2018	288	$32.36 to $37.70	$24.49 to $28.72	$7,582	1.04%	0.30% to 0.96%	(24.31)% to (23.81)%
2017	302	$24.56 to $28.43	$32.36 to $37.70	$10,482	1.17%	0.30% to 0.95%	31.73% to 32.58%

TIAA-CREF Life Large-Cap Value Sub-Account
2021	43	$75.62 to $82.80	$95.02 to $104.66	$4,381	1.37%	0.35% to 0.95%	25.65% to 26.41%
2020	44	$73.40 to $79.89	$75.62 to $82.80	$3,523	2.04%	0.35% to 0.95%	3.02% to 3.64%
2019	41	$57.59 to $62.31	$73.40 to $79.89	$3,166	1.75%	0.35% to 0.95%	27.45% to 28.21%
2018	45	$67.71 to $72.81	$57.59 to $62.31	$2,675	1.40%	0.35% to 0.96%	(14.95)% to (14.43)%
2017	45	$60.85 to $65.04	$67.71 to $72.81	$3,161	0.00%	0.35% to 0.95%	11.29% to 11.95%

TIAA-CREF Life Money Market Sub-Account
2021	11,049	$1.03 to $1.13	$1.02 to $1.12	$11,820	0.00%	0.35% to 0.95%	(0.95)% to (0.36)%
2020	10,547	$1.04 to $1.13	$1.03 to $1.13	$11,317	0.48%	0.35% to 0.95%	(0.54)% to 0.06%
2019	14,488	$1.03 to $1.11	$1.04 to $1.13	$15,723	2.05%	0.35% to 0.95%	1.13% to 1.73%
2018	12,662	$1.02 to $1.09	$1.03 to $1.11	$13,511	1.74%	0.35% to 0.96%	0.75% to 1.36%
2017	10,360	$1.02 to $1.09	$1.02 to $1.09	$10,871	0.74%	0.35% to 0.95%	(0.21)% to 0.40%

TIAA-CREF Life Real Estate Securities Sub-Account
2021	62	$79.40 to $86.93	$109.73 to $120.87	$7,313	1.50%	0.35% to 0.95%	38.21% to 39.04%
2020	60	$79.15 to $86.14	$79.40 to $86.93	$5,052	2.38%	0.35% to 0.95%	0.31% to 0.91%
2019	48	$60.84 to $65.82	$79.15 to $86.14	$3,987	2.05%	0.35% to 0.95%	30.09% to 30.88%
2018	46	$64.14 to $68.97	$60.84 to $65.82	$2,905	2.01%	0.35% to 0.96%	(5.14)% to (4.56)%
2017	47	$57.65 to $61.62	$64.14 to $68.97	$3,093	0.00%	0.35% to 0.95%	11.26% to 11.92%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Small-Cap Equity Sub-Account
2021		31	$87.73 to $96.06	$108.42 to $119.42	$3,618	0.48%	0.35% to 0.95%	23.58% to 24.32%
2020		30	$78.52 to $85.46	$87.73 to $96.06	$2,761	0.86%	0.35% to 0.95%	11.73% to 12.41%
2019		29	$64.07 to $69.31	$78.52 to $85.46	$2,351	0.57%	0.35% to 0.95%	22.55% to 23.29%
2018		27	$73.54 to $79.08	$64.07 to $69.31	$1,794	0.59%	0.35% to 0.96%	(12.88)% to (12.36)%
2017		31	$64.62 to $69.07	$73.54 to $79.08	$2,342	0.00%	0.35% to 0.95%	13.81% to 14.50%

TIAA-CREF Life Social Choice Equity Sub-Account
2021		33	$81.36 to $98.44	$101.83 to $124.01	$3,799	1.07%	0.30% to 0.95%	25.16% to 25.97%
2020		32	$68.18 to $81.97	$81.36 to $98.44	$2,855	1.64%	0.30% to 0.95%	19.33% to 20.11%
2019		31	$52.39 to $62.57	$68.18 to $81.97	$2,330	1.58%	0.30% to 0.95%	16.11% to 30.99%
2018		34	$56.00 to $66.45	$52.39 to $62.57	$1,982	1.73%	0.30% to 0.96%	(6.44)% to (5.83)%
2017		32	$46.74 to $55.10	$56.00 to $66.45	$2,002	0.01%	0.30% to 0.95%	19.82% to 20.60%

TIAA-CREF Life Stock Index Sub-Account
2021		899	$98.54 to $122.85	$122.62 to $153.86	$118,638	1.26%	0.30% to 0.95%	24.44% to 25.25%
2020		843	$82.38 to $102.03	$98.54 to $122.85	$88,414	1.76%	0.30% to 0.95%	19.62% to 20.40%
2019		747	$63.57 to $78.23	$82.38 to $102.03	$65,004	1.72%	0.30% to 0.95%	29.58% to 30.42%
2018		582	$67.76 to $82.84	$63.57 to $78.23	$39,095	1.60%	0.30% to 0.96%	(6.18)% to (5.56)%
2017		539	$56.52 to $68.66	$67.76 to $82.84	$38,816	0.00%	0.30% to 0.95%	19.87% to 20.65%

Calamos Growth & Income Portfolio Sub-Account
2021		11	$38.31 to $40.08	$46.07 to $48.34	$535	0.39%	0.65% to 0.95%	20.25% to 20.61%
2020		8	$31.59 to $32.95	$38.31 to $40.08	$294	0.46%	0.65% to 0.95%	21.27% to 21.64%
2019		13	$25.40 to $27.47	$31.59 to $32.95	$436	1.51%	0.65% to 0.95%	24.37% to 24.75%
2018		18	$26.82 to $28.84	$25.40 to $27.47	$483	1.29%	0.35% to 0.95%	(5.30)% to (4.72)%
2017		18	$23.44 to $25.05	$26.82 to $28.84	$507	0.82%	0.35% to 0.95%	14.42% to 15.11%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2021		110	$28.77 to $31.23	$31.43 to $34.32	$3,648	0.16%	0.35% to 0.95%	9.26% to 9.91%
2020		114	$24.61 to $26.55	$28.77 to $31.23	$3,439	0.84%	0.35% to 0.95%	16.90% to 17.61%
2019		113	$19.86 to $21.30	$24.61 to $26.55	$2,914	1.02%	0.35% to 0.95%	23.89% to 24.64%
2018		108	$21.88 to $23.33	$19.86 to $21.30	$2,239	0.63%	0.35% to 0.96%	(9.22)% to (8.67)%
2017		92	$18.99 to $20.13	$21.88 to $23.33	$2,084	0.56%	0.35% to 0.95%	15.19% to 15.88%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2021		18	$68.15 to $74.54	$76.02 to $83.65	$1,418	0.00%	0.35% to 0.95%	11.55% to 12.22%
2020		22	$48.03 to $52.21	$68.15 to $74.54	$1,585	0.00%	0.35% to 0.95%	41.91% to 42.76%
2019		13	$38.22 to $41.30	$48.03 to $52.21	$647	0.00%	0.35% to 0.95%	25.67% to 26.43%
2018		13	$37.30 to $40.07	$38.22 to $41.30	$512	0.00%	0.35% to 0.96%	2.45% to 3.07%
2017		10	$30.30 to $32.36	$37.30 to $40.07	$391	0.00%	0.35% to 0.95%	23.09% to 23.83%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2021		13	$15.53 to $15.87	$19.67 to $20.16	$268	1.68%	0.65% to 0.95%	26.69% to 27.07%
2020		6	$15.91 to $16.21	$15.53 to $15.87	$87	5.49%	0.65% to 0.95%	(2.41)% to (2.12)%
2019		1	$15.06 to $15.29	$15.91 to $16.21	$17	0.87%	0.65% to 0.95%	5.68% to 6.00%
2018		1	$17.21 to $17.64	$15.06 to $15.29	$15	3.02%	0.65% to 0.95%	(12.50)% to (12.23)%
2017		3	$17.11 to $17.27	$17.21 to $17.64	$51	4.18%	0.65% to 0.95%	0.56% to 0.86%

Delaware VIP International Series—Standard Class Sub-Account
2021		119	$27.05 to $29.58	$28.63 to $31.51	$3,616	0.92%	0.35% to 0.95%	5.86% to 6.49%
2020	(U)	109	$26.58 to $29.06	$27.05 to $29.58	$3,117	0.00%	0.41% to 1.12%	1.17% to 1.20%

Delaware VIP Small Cap Value Series- Standard Class Sub-Account
2021		40	$76.02 to $83.15	$101.21 to $111.38	$4,361	0.81%	0.35% to 0.95%	33.15% to 33.95%
2020		42	$78.23 to $85.06	$76.02 to $83.15	$3,374	1.34%	0.35% to 0.95%	(2.83)% to (2.25)%
2019		41	$61.63 to $66.61	$78.23 to $85.06	$3,411	1.05%	0.35% to 0.95%	26.93% to 27.69%
2018		39	$74.71 to $80.26	$61.63 to $66.61	$2,520	0.83%	0.35% to 0.96%	(17.51)% to (17.01)%
2017		37	$67.31 to $71.88	$74.71 to $80.26	$2,857	0.81%	0.35% to 0.95%	10.99% to 11.66%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VA Equity Allocation Portfolio Sub-Account
2021		433	$33.84 to $34.56	$41.69 to $42.83	$18,476	2.18%	0.35% to 0.95%	23.20% to 23.94%
2020		434	$30.46 to $30.92	$33.84 to $34.56	$14,918	1.78%	0.35% to 0.95%	11.10% to 11.77%
2019		420	$24.42 to $24.64	$30.46 to $30.92	$12,929	1.90%	0.35% to 0.95%	24.72% to 25.47%
2018		385	$27.77 to $27.85	$24.42 to $24.64	$9,466	2.34%	0.35% to 0.96%	(12.04)% to (11.50)%
2017	(s)	141	$25.52	$27.77 to $27.85	$3,931	7.95%	0.33% to 0.92%	8.61% to 8.82%

DFA VA Global Bond Portfolio Sub-Account
2021		138	$27.54 to $29.01	$27.00 to $28.61	$3,857	0.75%	0.35% to 0.95%	(1.98)% to (1.39)%
2020		129	$27.40 to $28.69	$27.54 to $29.01	$3,655	0.03%	0.35% to 0.95%	0.50% to 1.10%
2019		118	$26.55 to $27.64	$27.40 to $28.69	$3,307	2.86%	0.35% to 0.95%	3.20% to 3.82%
2018		101	$26.35 to $27.26	$26.55 to $27.64	$2,745	4.37%	0.35% to 0.96%	0.78% to 1.39%
2017		92	$26.05 to $26.79	$26.35 to $27.26	$2,471	2.02%	0.35% to 0.95%	1.15% to 1.76%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2021		190	$37.06 to $38.68	$41.92 to $44.03	$8,221	1.52%	0.35% to 0.95%	13.12% to 13.80%
2020		181	$33.62 to $34.88	$37.06 to $38.68	$6,880	1.24%	0.35% to 0.95%	10.24% to 10.90%
2019		182	$28.73 to $29.63	$33.62 to $34.88	$6,247	2.46%	0.35% to 0.95%	17.01% to 17.71%
2018		175	$31.15 to $31.94	$28.73 to $29.63	$5,112	2.43%	0.35% to 0.96%	(7.78)% to (7.22)%
2017		150	$27.45 to $27.98	$31.15 to $31.94	$4,725	2.04%	0.35% to 0.95%	13.48% to 14.16%

DFA VA International Small Portfolio Sub-Account
2021		148	$46.04 to $48.49	$52.24 to $55.36	$8,040	2.65%	0.35% to 0.95%	13.48% to 14.16%
2020		151	$42.48 to $44.48	$46.04 to $48.49	$7,179	2.12%	0.35% to 0.95%	8.38% to 9.03%
2019		161	$34.61 to $36.02	$42.48 to $44.48	$7,053	2.93%	0.35% to 0.95%	22.73% to 23.47%
2018		143	$43.56 to $45.06	$34.61 to $36.02	$5,064	1.72%	0.35% to 0.96%	(20.54)% to (20.05)%
2017		119	$33.84 to $34.80	$43.56 to $45.06	$5,301	2.85%	0.35% to 0.95%	28.72% to 29.49%

DFA VA International Value Portfolio Sub-Account
2021		427	$34.06 to $35.88	$39.85 to $42.23	$17,667	4.21%	0.35% to 0.95%	17.00% to 17.70%
2020		401	$35.00 to $36.65	$34.06 to $35.88	$14,088	2.63%	0.35% to 0.95%	(2.69)% to (2.11)%
2019		342	$30.50 to $31.74	$35.00 to $36.65	$12,314	4.34%	0.35% to 0.95%	14.76% to 15.45%
2018		232	$37.14 to $38.42	$30.50 to $31.74	$7,251	2.93%	0.35% to 0.96%	(17.87)% to (17.38)%
2017		174	$29.80 to $30.65	$37.14 to $38.42	$6,597	3.28%	0.35% to 0.95%	24.62% to 25.37%

DFA VA Short-Term Fixed Portfolio Sub-Account
2021		133	$24.82 to $26.15	$24.54 to $26.00	$3,389	0.01%	0.35% to 0.95%	(1.13)% to (0.54)%
2020		164	$24.91 to $26.08	$24.82 to $26.15	$4,233	0.60%	0.35% to 0.95%	(0.35)% to 0.25%
2019		155	$24.53 to $25.53	$24.91 to $26.08	$3,993	2.40%	0.35% to 0.95%	1.55% to 2.16%
2018		145	$24.33 to $25.17	$24.53 to $25.53	$3,661	1.74%	0.35% to 0.96%	0.81% to 1.42%
2017		111	$24.36 to $25.05	$24.33 to $25.17	$2,782	1.11%	0.35% to 0.95%	(0.12)% to 0.48%

DFA VA US Large Value Portfolio Sub-Account
2021		206	$57.47 to $60.54	$72.32 to $76.64	$15,482	1.73%	0.35% to 0.95%	25.84% to 26.59%
2020		216	$58.83 to $61.60	$57.47 to $60.54	$12,823	2.24%	0.35% to 0.95%	(2.31)% to (1.72)%
2019		220	$47.22 to $49.14	$58.83 to $61.60	$13,314	2.31%	0.35% to 0.95%	24.60% to 25.35%
2018		204	$54.24 to $56.11	$47.22 to $49.14	$9,854	2.42%	0.35% to 0.96%	(12.95)% to (12.42)%
2017		175	$45.98 to $47.29	$54.24 to $56.11	$9,699	2.16%	0.35% to 0.95%	17.96% to 18.67%

DFA VA US Targeted Value Portfolio Sub-Account
2021		133	$53.33 to $56.18	$73.79 to $78.19	$10,240	1.43%	0.35% to 0.95%	38.36% to 39.19%
2020		143	$51.78 to $54.21	$53.33 to $56.18	$7,894	1.90%	0.35% to 0.95%	3.00% to 3.62%
2019		134	$42.65 to $44.39	$51.78 to $54.21	$7,154	1.64%	0.35% to 0.95%	21.40% to 22.13%
2018		116	$51.18 to $52.95	$42.65 to $44.39	$5,084	1.00%	0.35% to 0.96%	(16.67)% to (16.17)%
2017		102	$47.07 to $48.41	$51.18 to $52.95	$5,346	1.11%	0.35% to 0.95%	8.73% to 9.38%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VIT Inflation Protected Securities Portfolio Sub-Account
2021		44	$29.22 to $30.02	$30.56 to $31.59	$1,363	4.93%	0.35% to 0.95%	4.58% to 5.21%
2020		33	$26.40 to $26.97	$29.22 to $30.02	$979	1.26%	0.35% to 0.95%	10.66% to 11.33%
2019		26	$24.58 to $24.95	$26.40 to $26.97	$704	1.74%	0.35% to 0.95%	7.43% to 8.08%
2018		24	$25.15 to $25.38	$24.58 to $24.95	$603	2.23%	0.35% to 0.95%	(2.27)% to (1.68)%
2017		22	$24.58 to $24.66	$25.15 to $25.38	$562	2.58%	0.35% to 0.95%	2.29% to 2.91%

Franklin Income VIP Fund—Class 1 Sub-Account
2021		25	$32.99 to $36.12	$38.23 to $42.11	$1,037	4.70%	0.36% to 0.95%	15.90% to 16.60%
2020		26	$32.98 to $35.90	$32.99 to $36.12	$893	5.17%	0.35% to 0.95%	0.02% to 0.62%
2019		32	$28.60 to $30.94	$32.98 to $35.90	$1,118	5.04%	0.35% to 0.95%	15.32% to 16.01%
2018		25	$30.11 to $32.37	$28.60 to $30.94	$732	4.82%	0.35% to 0.96%	(5.00)% to (4.43)%
2017		23	$27.65 to $29.55	$30.11 to $32.37	$713	4.36%	0.35% to 0.95%	8.91% to 9.56%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2021		23	$35.00 to $38.32	$41.44 to $45.64	$1,029	3.02%	0.35% to 0.95%	18.39% to 19.11%
2020		26	$37.14 to $40.42	$35.00 to $38.32	$951	3.27%	0.35% to 0.95%	(5.75)% to (5.18)%
2019		23	$30.50 to $33.00	$37.14 to $40.42	$877	1.94%	0.65% to 0.95%	21.76% to 22.49%
2018		26	$33.79 to $36.33	$30.50 to $33.00	$817	2.60%	0.35% to 0.95%	(9.72)% to (9.18)%
2017		29	$31.40 to $33.56	$33.79 to $36.33	$1,020	2.48%	0.35% to 0.95%	7.61% to 8.26%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2021		30	$88.21 to $96.49	$96.34 to $106.01	$3,050	0.00%	0.35% to 0.95%	9.21% to 9.87%
2020		34	$57.26 to $62.26	$88.21 to $96.49	$3,157	0.00%	0.35% to 0.95%	54.05% to 54.98%
2019		18	$43.86 to $47.40	$57.26 to $62.26	$1,063	0.00%	0.35% to 0.95%	30.56% to 31.34%
2018		14	$46.69 to $50.15	$43.86 to $47.40	$640	0.00%	0.35% to 0.95%	(6.06)% to (5.49)%
2017		11	$38.71 to $41.34	$46.69 to $50.15	$553	0.00%	0.35% to 0.95%	20.60% to 21.32%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2021		20	$150.98 to $165.28	$183.80 to $202.42	$3,812	0.00%	0.35% to 0.95%	21.74% to 22.47%
2020		21	$109.34 to $118.98	$150.98 to $165.28	$3,279	0.28%	0.35% to 0.95%	38.08% to 38.91%
2019		18	$80.48 to $87.05	$109.34 to $118.98	$2,057	0.16%	0.35% to 0.95%	35.86% to 36.68%
2018		18	$79.67 to $85.66	$80.48 to $87.05	$1,455	0.00%	0.35% to 0.95%	1.01% to 1.62%
2017		19	$61.72 to $65.96	$79.67 to $85.66	$1,526	0.00%	0.35% to 0.95%	29.09% to 29.86%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2021		31	$39.88 to $43.66	$47.30 to $52.09	$1,547	0.46%	0.35% to 0.95%	18.60% to 19.31%
2020		28	$40.63 to $44.22	$39.88 to $43.66	$1,177	1.08%	0.35% to 0.95%	(1.86)% to (1.27)%
2019		40	$31.47 to $34.04	$40.63 to $44.22	$1,700	1.25%	0.35% to 0.95%	29.12% to 29.90%
2018		31	$36.79 to $39.55	$31.47 to $34.04	$1,027	1.04%	0.35% to 0.96%	(14.45)% to (13.94)%
2017		44	$32.60 to $34.84	$36.79 to $39.55	$1,699	0.81%	0.35% to 0.95%	12.86% to 13.54%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2021		7	$68.50 to $74.99	$77.07 to $84.88	$608	1.17%	0.35% to 0.95%	12.51% to 13.19%
2020		7	$59.46 to $64.71	$68.50 to $74.99	$480	1.33%	0.35% to 0.95%	15.20% to 15.89%
2019		7	$47.26 to $51.12	$59.46 to $64.71	$446	1.93%	0.35% to 0.95%	25.82% to 26.57%
2018		7	$56.09 to $60.31	$47.26 to $51.12	$361	1.75%	0.35% to 0.96%	(15.75)% to (15.24)%
2017		8	$43.19 to $46.16	$56.09 to $60.31	$440	1.67%	0.35% to 0.95%	29.88% to 30.66%

John Hancock Emerging Markets Value Trust Sub-Account
2021		164	$30.26 to $31.38	$33.35 to $34.79	$5,607	2.47%	0.35% to 0.95%	10.20% to 10.86%
2020		161	$29.46 to $30.36	$30.26 to $31.38	$4,990	2.63%	0.35% to 0.95%	2.74% to 3.36%
2019		137	$26.82 to $27.48	$29.46 to $30.36	$4,122	3.52%	0.35% to 0.95%	9.84% to 10.50%
2018		90	$31.29 to $31.87	$26.82 to $27.48	$2,433	2.92%	0.35% to 0.96%	(14.30)% to (13.78)%
2017		71	$23.81 to $24.11	$31.29 to $31.87	$2,247	2.05%	0.62% to 0.95%	31.43% to 32.21%

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2021	(v)	200	0.00	$18.02 to $19.83	$3,837	2.83%	0.35% to 0.95%	0.06% to 0.46%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Matson Money Fixed Income VI Portfolio Sub-Account
2021	65	$25.81 to $26.89	$25.22 to $26.44	$1,672	0.31%	0.35% to 0.95%	(2.27)% to (1.68)%
2020	57	$25.24 to $26.14	$25.81 to $26.89	$1,513	0.66%	0.35% to 0.95%	2.25% to 2.87%
2019	59	$24.38 to $25.10	$25.24 to $26.14	$1,513	1.99%	0.35% to 0.95%	3.54% to 4.16%
2018	44	$24.47 to $25.04	$24.38 to $25.10	$1,094	2.27%	0.35% to 0.96%	(0.36)% to 0.24%
2017	42	$24.49 to $24.70	$24.47 to $25.04	$1,046	0.98%	0.35% to 0.95%	(0.09)% to 0.51%

Matson Money International Equity VI Portfolio Sub-Account
2021	62	$27.82 to $28.99	$31.50 to $33.02	$2,015	3.01%	0.35% to 0.95%	13.23% to 13.91%
2020	62	$27.38 to $28.36	$27.82 to $28.99	$1,775	1.69%	0.35% to 0.95%	1.60% to 2.21%
2019	58	$23.55 to $24.25	$27.38 to $28.36	$1,633	2.73%	0.35% to 0.95%	16.25% to 16.95%
2018	39	$29.47 to $30.16	$23.55 to $24.25	$939	1.83%	0.35% to 0.96%	(20.08)% to (19.60)%
2017	29	$23.39 to $23.59	$29.47 to $30.16	$876	2.13%	0.35% to 0.95%	25.98% to 26.74%

Matson Money U.S. Equity VI Portfolio Sub-Account
2021	53	$37.40 to $38.97	$48.63 to $50.98	$2,628	0.91%	0.35% to 0.95%	30.02% to 30.80%
2020	58	$35.75 to $37.04	$37.40 to $38.97	$2,227	1.13%	0.35% to 0.95%	4.60% to 5.23%
2019	57	$29.42 to $30.29	$35.75 to $37.04	$2,067	1.03%	0.35% to 0.95%	21.53% to 22.26%
2018	40	$33.87 to $34.66	$29.42 to $30.29	$1,188	1.00%	0.35% to 0.96%	(13.14)% to (12.61)%
2017	34	$30.17 to $30.43	$33.87 to $34.66	$1,157	1.17%	0.35% to 0.95%	12.26% to 12.93%

MFS Global Equity Series—Initial Class Sub-Account
2021	65	$39.48 to $43.18	$45.84 to $50.44	$3,190	0.64%	0.35% to 0.95%	16.10% to 16.80%
2020	66	$35.18 to $38.25	$39.48 to $43.18	$2,807	1.15%	0.35% to 0.95%	12.22% to 12.89%
2019	47	$27.20 to $29.40	$35.18 to $38.25	$1,734	1.13%	0.35% to 0.95%	29.34% to 30.11%
2018	49	$30.43 to $32.69	$27.20 to $29.40	$1,412	0.94%	0.35% to 0.96%	(10.60)% to (10.06)%
2017	52	$24.76 to $26.44	$30.43 to $32.69	$1,661	0.86%	0.35% to 0.95%	22.90% to 23.64%

MFS Growth Series—Initial Class Sub-Account
2021	2	$101.70 to $111.35	$124.44 to $137.07	$200	0.00%	0.35% to 0.95%	22.37% to 23.10%
2020	2	$77.86 to $84.74	$101.70 to $111.35	$167	0.00%	0.35% to 0.95%	30.61% to 31.40%
2019	2	$56.90 to $61.56	$77.86 to $84.74	$142	0.00%	0.35% to 0.94%	36.84% to 37.67%
2018	7	$55.95 to $60.17	$56.90 to $61.56	$404	0.09%	0.35% to 0.95%	1.69% to 2.31%
2017	7	$42.99 to $45.95	$55.95 to $60.17	$401	0.11%	0.35% to 0.95%	30.17% to 30.95%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2021	33	$40.98 to $44.83	$51.14 to $56.28	$1,808	0.27%	0.36% to 0.95%	24.78% to 25.53%
2020	25	$33.77 to $36.72	$40.98 to $44.83	$1,053	0.41%	0.35% to 0.95%	21.37% to 22.10%
2019	32	$24.36 to $26.33	$33.77 to $36.72	$1,132	0.51%	0.35% to 0.95%	38.63% to 39.46%
2018	23	$24.39 to $26.21	$24.36 to $26.33	$579	0.61%	0.35% to 0.95%	(0.15)% to 0.46%
2017	20	$19.18 to $20.48	$24.39 to $26.21	$507	0.63%	0.35% to 0.95%	27.22% to 27.98%

MFS Utilities Series—Initial Class Sub-Account
2021	13	$73.89 to $80.91	$83.51 to $91.99	$1,131	1.89%	0.35% to 0.95%	13.01% to 13.69%
2020	11	$70.44 to $76.66	$73.89 to $80.91	$827	2.52%	0.35% to 0.95%	4.90% to 5.53%
2019	10	$56.86 to $61.51	$70.44 to $76.66	$766	4.01%	0.35% to 0.95%	23.89% to 24.63%
2018	10	$56.80 to $61.08	$56.86 to $61.51	$595	1.17%	0.35% to 0.96%	0.10% to 0.70%
2017	9	$49.94 to $53.38	$56.80 to $61.08	$525	4.59%	0.35% to 0.95%	13.75% to 14.43%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2021	71	$31.21 to $34.14	$41.05 to $45.19	$3,072	0.60%	0.35% to 0.95%	31.54% to 32.33%
2020	69	$32.35 to $35.19	$31.21 to $34.14	$2,271	1.18%	0.35% to 0.95%	(3.54)% to (2.96)%
2019	75	$27.98 to $30.25	$32.35 to $35.19	$2,550	0.66%	0.35% to 0.95%	15.64% to 16.34%
2018	82	$33.34 to $35.82	$27.98 to $30.25	$2,421	0.67%	0.35% to 0.96%	(16.08)% to (15.57)%
2017	73	$28.83 to $30.80	$33.34 to $35.82	$2,538	0.89%	0.35% to 0.95%	15.64% to 16.33%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2021		6	$53.92 to $59.00	$65.95 to $72.60	$387	0.38%	0.35% to 0.95%	22.31% to 23.05%
2020		6	$45.53 to $49.52	$53.92 to $59.00	$312	0.55%	0.35% to 0.95%	18.43% to 19.14%
2019	(w)	7	$41.88 to $45.37	$45.53 to $47.48	$347	0.57%	0.35% to 0.95%	9.89% to 10.33%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2021		22	$21.37 to $22.36	$24.64 to $25.86	$568	10.96%	0.65% to 0.95%	15.31% to 15.66%
2020		26	$19.94 to $20.80	$21.37 to $22.36	$567	5.02%	0.65% to 0.95%	7.15% to 7.47%
2019		30	$17.99 to $19.46	$19.94 to $20.80	$609	2.92%	0.65% to 0.95%	10.86% to 11.19%
2018		42	$19.16 to $20.60	$17.99 to $19.46	$786	3.41%	0.35% to 0.96%	(6.10)% to (5.54)%
2017		46	$17.00 to $18.17	$19.16 to $20.60	$914	4.71%	0.35% to 0.95%	12.70% to 13.37%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2021		28	$16.36 to $17.08	$21.63 to $22.72	$612	4.04%	0.35% to 0.95%	32.21% to 33.00%
2020		26	$16.28 to $16.89	$16.36 to $17.08	$442	6.53%	0.35% to 0.95%	0.54% to 1.15%
2019		25	$14.72 to $15.18	$16.28 to $16.89	$405	4.69%	0.35% to 0.95%	10.58% to 11.24%
2018		27	$17.29 to $17.73	$14.72 to $15.18	$400	2.25%	0.35% to 0.96%	(14.86)% to (14.35)%
2017		27	$17.04 to $17.37	$17.29 to $17.73	$480	10.06%	0.35% to 0.95%	1.43% to 2.04%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2021		92	$33.52 to $35.00	$32.41 to $34.03	$3,070	4.63%	0.35% to 0.95%	(3.34)% to (2.76)%
2020		77	$31.67 to $32.86	$33.52 to $35.00	$2,657	4.73%	0.35% to 0.95%	5.86% to 6.49%
2019		72	$27.81 to $28.69	$31.67 to $32.86	$2,322	4.57%	0.35% to 0.95%	13.86% to 14.55%
2018		60	$29.43 to $30.18	$27.81 to $28.69	$1,705	4.31%	0.35% to 0.96%	(5.50)% to (4.93)%
2017		45	$27.00 to $27.51	$29.43 to $30.18	$1,343	5.21%	0.35% to 0.95%	9.02% to 9.67%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2021		17	$20.24 to $22.16	$19.24 to $21.19	$350	4.95%	0.35% to 0.94%	(4.92)% to (4.35)%
2020		23	$18.52 to $20.16	$20.24 to $22.16	$480	2.63%	0.35% to 0.95%	9.24% to 9.90%
2019		25	$17.60 to $19.04	$18.52 to $20.16	$481	2.60%	0.35% to 0.95%	5.28% to 5.91%
2018		27	$18.51 to $19.91	$17.60 to $19.04	$490	6.70%	0.35% to 0.96%	(4.96)% to (4.39)%
2017		27	$17.18 to $18.36	$18.51 to $19.91	$522	1.89%	0.35% to 0.95%	7.77% to 8.41%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2021		325	$20.48 to $22.40	$21.45 to $23.60	$7,410	5.12%	0.35% to 0.95%	4.74% to 5.37%
2020		277	$18.48 to $20.09	$20.48 to $22.40	$5,976	1.58%	0.35% to 0.95%	10.82% to 11.49%
2019		279	$17.18 to $18.56	$18.48 to $20.09	$5,395	1.82%	0.35% to 0.95%	7.57% to 8.22%
2018		262	$17.71 to $19.02	$17.18 to $18.56	$4,691	2.58%	0.35% to 0.96%	(2.99)% to (2.40)%
2017		193	$17.22 to $18.39	$17.71 to $19.02	$3,559	2.54%	0.35% to 0.95%	2.83% to 3.45%

PVC Equity Income Account—Class 1 Sub-Account
2021		116	$52.61 to $57.59	$63.81 to $70.29	$7,923	1.98%	0.35% to 0.95%	21.31% to 22.04%
2020		113	$49.90 to $54.30	$52.61 to $57.59	$6,312	2.01%	0.35% to 0.95%	5.43% to 6.06%
2019		96	$39.02 to $42.21	$49.90 to $54.30	$5,016	1.89%	0.35% to 0.95%	27.87% to 28.64%
2018		84	$41.48 to $44.60	$39.02 to $42.21	$3,393	2.00%	0.35% to 0.96%	(5.92)% to (5.35)%
2017		79	$34.58 to $36.96	$41.48 to $44.60	$3,410	2.32%	0.35% to 0.95%	19.94% to 20.65%

PVC MidCap Account—Class 1 Sub-Account
2021		7	$79.34 to $86.86	$98.65 to $108.66	$722	0.13%	0.35% to 0.95%	24.34% to 25.09%
2020		7	$67.69 to $73.66	$79.34 to $86.86	$600	0.66%	0.35% to 0.95%	17.22% to 17.92%
2019		10	$47.75 to $51.66	$67.69 to $73.66	$712	0.27%	0.35% to 0.95%	41.74% to 42.60%
2018		11	$51.59 to $55.47	$47.75 to $51.66	$539	0.27%	0.35% to 0.96%	(7.44)% to (6.88)%
2017		12	$41.49 to $44.35	$51.59 to $55.47	$672	0.53%	0.35% to 0.95%	24.33% to 25.08%

PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
2021		31	$49.43 to $54.12	$56.97 to $62.74	$1,879	0.00%	0.35% to 0.95%	15.25% to 15.94%
2020		33	$38.27 to $41.64	$49.43 to $54.12	$1,717	0.00%	0.35% to 0.95%	29.18% to 29.96%
2019		32	$30.09 to $32.55	$38.27 to $41.64	$1,290	0.00%	0.35% to 0.95%	27.19% to 27.95%
2018		34	$32.22 to $34.64	$30.09 to $32.55	$1,073	0.00%	0.35% to 0.95%	(6.62)% to (6.05)%
2017		33	$25.07 to $26.80	$32.22 to $34.64	$1,101	0.00%	0.35% to 0.95%	28.52% to 29.29%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

PSF Natural Resources Portfolio—Class II Sub-Account
2021	18	$37.58 to $41.14	$46.54 to $51.26	$890	0.00%	0.35% to 0.95%	23.85% to 24.59%
2020	10	$33.93 to $36.92	$37.58 to $41.14	$383	0.00%	0.35% to 0.95%	10.76% to 11.43%
2019	17	$31.07 to $33.61	$33.93 to $36.92	$609	0.00%	0.35% to 0.95%	9.21% to 9.87%
2018	18	$38.45 to $41.34	$31.07 to $33.61	$596	0.00%	0.35% to 0.96%	(19.20)% to (18.71)%
2017	11	$39.02 to $41.71	$38.45 to $41.34	$430	0.00%	0.35% to 0.95%	(1.47)% to (0.88)%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2021	3	$46.67 to $48.83	$58.84 to $61.75	$194	0.00%	0.65% to 0.95%	26.08% to 26.46%
2020	3	$45.68 to $47.65	$46.67 to $48.83	$152	0.00%	0.65% to 0.95%	2.17% to 2.48%
2019	3	$36.72 to $38.19	$45.68 to $47.65	$146	0.00%	0.65% to 0.95%	24.39% to 24.77%
2018	3	$41.30 to $44.40	$36.72 to $38.19	$120	0.00%	0.65% to 0.95%	(11.09)% to (10.82)%
2017	3	$35.79 to $37.00	$41.30 to $44.40	$136	0.00%	0.65% to 0.94%	15.41% to 15.75%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2021	21	$26.19 to $28.65	$33.72 to $37.10	$761	0.00%	0.35% to 0.95%	28.75% to 29.53%
2020	14	$21.36 to $23.22	$26.19 to $28.65	$377	0.00%	0.35% to 0.95%	22.62% to 23.36%
2019	9	$18.03 to $19.49	$21.36 to $23.22	$210	0.00%	0.35% to 0.95%	18.42% to 19.13%
2018	14	$20.02 to $21.51	$18.03 to $19.49	$255	0.00%	0.35% to 0.96%	(9.91)% to (9.36)%
2017	10	$19.21 to $20.52	$20.02 to $21.51	$208	0.65%	0.35% to 0.95%	4.19% to 4.82%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2021	46	$19.35 to $21.16	$24.69 to $27.17	$1,191	1.47%	0.35% to 0.95%	27.60% to 28.37%
2020	46	$21.04 to $22.87	$19.35 to $21.16	$937	1.05%	0.35% to 0.95%	(8.03)% to (7.48)%
2019	46	$17.90 to $19.34	$21.04 to $22.87	$1,005	0.69%	0.35% to 0.95%	17.54% to 18.25%
2018	48	$19.71 to $21.18	$17.90 to $19.34	$889	0.71%	0.35% to 0.96%	(9.21)% to (8.66)%
2017	60	$18.88 to $20.17	$19.71 to $21.18	$1,236	0.96%	0.35% to 0.95%	4.38% to 5.01%

T. Rowe Price® Health Sciences Portfolio Sub-Account
2021	48	$51.80 to $53.71	$58.03 to $60.54	$2,858	0.00%	0.35% to 0.95%	12.03% to 12.71%
2020	36	$40.34 to $41.58	$51.80 to $53.71	$1,883	0.00%	0.35% to 0.95%	28.39% to 29.17%
2019	33	$31.59 to $32.36	$40.34 to $41.58	$1,355	0.00%	0.35% to 0.95%	27.73% to 28.49%
2018	41	$31.54 to $32.12	$31.59 to $32.36	$1,316	0.00%	0.35% to 0.96%	0.15% to 0.75%
2017	39	$24.96 to $25.26	$31.54 to $32.12	$1,230	0.00%	0.35% to 0.95%	26.38% to 27.14%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2021	93	$26.71 to $28.17	$26.49 to $28.10	$2,565	1.33%	0.35% to 0.95%	(0.82)% to (0.22)%
2020	86	$25.76 to $26.99	$26.71 to $28.17	$2,370	1.97%	0.35% to 0.95%	3.72% to 4.34%
2019	87	$24.92 to $25.96	$25.76 to $26.99	$2,291	2.39%	0.35% to 0.95%	3.37% to 3.99%
2018	79	$24.86 to $25.74	$24.92 to $25.96	$2,001	2.02%	0.35% to 0.96%	0.22% to 0.83%
2017	67	$24.84 to $25.56	$24.86 to $25.74	$1,706	1.46%	0.35% to 0.95%	0.10% to 0.70%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2021	171	$22.41 to $24.54	$20.98 to $23.10	$3,826	1.10%	0.35% to 0.95%	(6.40)% to (5.84)%
2020	153	$19.27 to $20.98	$22.41 to $24.54	$3,608	4.41%	0.35% to 0.95%	16.28% to 16.98%
2019	144	$15.33 to $16.59	$19.27 to $20.98	$2,881	1.25%	0.35% to 0.95%	25.72% to 26.48%
2018	136	$18.31 to $19.68	$15.33 to $16.59	$2,155	1.11%	0.35% to 0.96%	(16.25)% to (15.74)%
2017	130	$13.14 to $14.04	$18.31 to $19.68	$2,457	1.20%	0.35% to 0.95%	39.33% to 40.16%

Vanguard VIF Capital Growth Portfolio Sub-Account
2021	83	$51.23 to $53.12	$61.68 to $64.34	$5,237	0.87%	0.35% to 0.95%	20.39% to 21.12%
2020	85	$44.03 to $45.38	$51.23 to $53.12	$4,421	1.47%	0.35% to 0.95%	16.36% to 17.06%
2019	86	$35.14 to $36.00	$44.03 to $45.38	$3,834	1.11%	0.35% to 0.95%	25.30% to 26.06%
2018	91	$35.90 to $36.56	$35.14 to $36.00	$3,224	0.88%	0.35% to 0.95%	(2.12)% to (1.53)%
2017	79	$28.13 to $28.48	$35.90 to $36.56	$2,854	1.06%	0.35% to 0.95%	27.62% to 28.38%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Vanguard VIF Equity Index Portfolio Sub-Account
2021	447	$49.58 to $51.42	$63.14 to $65.86	$29,085	1.19%	0.35% to 0.95%	27.33% to 28.10%
2020	437	$42.35 to $43.65	$49.58 to $51.42	$22,227	1.57%	0.35% to 0.95%	17.08% to 17.79%
2019	363	$32.56 to $33.36	$42.35 to $43.65	$15,690	1.67%	0.35% to 0.95%	30.06% to 30.84%
2018	252	$34.42 to $35.06	$32.56 to $33.36	$8,320	1.57%	0.35% to 0.96%	(5.41)% to (4.84)%
2017	187	$28.57 to $28.92	$34.42 to $35.06	$6,510	1.50%	0.35% to 0.95%	20.51% to 21.23%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2021	111	$33.53 to $34.77	$34.43 to $35.92	$3,917	4.10%	0.35% to 0.95%	2.70% to 3.32%
2020	100	$32.03 to $33.02	$33.53 to $34.77	$3,423	5.73%	0.35% to 0.95%	4.67% to 5.30%
2019	103	$27.96 to $28.64	$32.03 to $33.02	$3,373	5.48%	0.35% to 0.95%	14.58% to 15.27%
2018	84	$29.02 to $29.55	$27.96 to $28.64	$2,369	4.45%	0.35% to 0.96%	(3.66)% to (3.07)%
2017	73	$27.38 to $27.71	$29.02 to $29.55	$2,130	3.85%	0.35% to 0.95%	6.00% to 6.63%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2021	260	$44.66 to $46.31	$55.01 to $57.39	$14,722	1.03%	0.35% to 0.95%	23.18% to 23.92%
2020	243	$38.18 to $39.36	$44.66 to $46.31	$11,099	1.47%	0.35% to 0.95%	16.96% to 17.66%
2019	212	$29.45 to $30.18	$38.18 to $39.36	$8,235	1.30%	0.35% to 0.95%	29.64% to 30.42%
2018	150	$32.80 to $33.40	$29.45 to $30.18	$4,482	1.04%	0.35% to 0.96%	(10.19)% to (9.65)%
2017	101	$27.80 to $28.15	$32.80 to $33.40	$3,340	1.08%	0.35% to 0.95%	17.96% to 18.66%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2021	166	$32.30 to $33.49	$44.86 to $46.80	$7,672	1.92%	0.35% to 0.95%	38.88% to 39.72%
2020	161	$34.27 to $35.33	$32.30 to $33.49	$5,322	2.59%	0.35% to 0.95%	(5.75)% to (5.19)%
2019	142	$26.86 to $27.52	$34.27 to $35.33	$4,971	2.57%	0.35% to 0.95%	27.59% to 28.36%
2018	131	$28.65 to $29.18	$26.86 to $27.52	$3,572	2.81%	0.35% to 0.96%	(6.25)% to (5.68)%
2017	111	$27.61 to $27.95	$28.65 to $29.18	$3,206	2.02%	0.35% to 0.95%	3.79% to 4.41%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2021	89	$49.79 to $51.64	$56.34 to $58.77	$5,165	0.36%	0.35% to 0.95%	13.14% to 13.82%
2020	94	$40.81 to $42.06	$49.79 to $51.64	$4,774	0.65%	0.35% to 0.95%	22.02% to 22.75%
2019	91	$32.16 to $32.95	$40.81 to $42.06	$3,775	0.44%	0.35% to 0.95%	26.90% to 27.66%
2018	68	$35.01 to $35.66	$32.16 to $32.95	$2,233	0.37%	0.35% to 0.96%	(8.14)% to (7.59)%
2017	63	$28.63 to $28.98	$35.01 to $35.66	$2,228	0.44%	0.35% to 0.95%	22.30% to 23.03%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2021	570	$29.27 to $30.36	$28.50 to $29.73	$16,685	1.99%	0.35% to 0.95%	(2.65)% to (2.06)%
2020	510	$27.47 to $28.31	$29.27 to $30.36	$15,241	2.29%	0.35% to 0.95%	6.56% to 7.21%
2019	314	$25.52 to $26.15	$27.47 to $28.31	$8,743	2.16%	0.35% to 0.95%	7.65% to 8.29%
2018	164	$25.80 to $26.27	$25.52 to $26.15	$4,249	2.13%	0.35% to 0.96%	(1.08)% to (0.48)%
2017	131	$25.17 to $25.48	$25.80 to $26.27	$3,411	2.06%	0.35% to 0.95%	2.51% to 3.12%

VY Clarion Global Real Estate Portfolio—Class 1 Sub-Account
2021	16	$42.47 to $45.28	$56.57 to $60.68	$926	2.77%	0.35% to 0.95%	33.20% to 34.00%
2020	15	$45.06 to $47.75	$42.47 to $45.28	$664	5.69%	0.35% to 0.95%	(5.73)% to (5.16)%
2019	17	$36.47 to $38.41	$45.06 to $47.75	$803	2.92%	0.35% to 0.95%	23.56% to 24.30%
2018	17	$40.24 to $42.14	$36.47 to $38.41	$632	6.65%	0.35% to 0.96%	(9.39)% to (8.84)%
2017	15	$36.68 to $38.17	$40.24 to $42.14	$607	3.71%	0.35% to 0.95%	9.73% to 10.38%

Wanger International Sub-Account
2021	17	$83.46 to $91.38	$98.22 to $108.19	$1,729	0.55%	0.35% to 0.95%	17.69% to 18.39%
2020	18	$73.68 to $80.18	$83.46 to $91.38	$1,543	2.00%	0.35% to 0.95%	13.28% to 13.96%
2019	18	$57.22 to $61.90	$73.68 to $80.18	$1,367	0.86%	0.35% to 0.95%	28.76% to 29.54%
2018	18	$70.19 to $75.48	$57.22 to $61.90	$1,047	1.92%	0.35% to 0.96%	(18.48)% to (17.99)%
2017	16	$53.31 to $56.99	$70.19 to $75.48	$1,195	1.24%	0.35% to 0.95%	31.66% to 32.45%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-69

Notes to financial statements	concluded

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Wanger Select Sub-Account
2021	8	$74.32 to $81.29	$77.91 to $85.73	$684	0.00%	0.35% to 0.95%	4.83% to 5.46%
2020	11	$59.24 to $64.41	$74.32 to $81.29	$880	0.78%	0.35% to 0.95%	25.46% to 26.21%
2019	10	$46.25 to $49.99	$59.24 to $64.41	$640	0.07%	0.35% to 0.95%	28.08% to 28.85%
2018	9	$53.31 to $57.27	$46.25 to $49.99	$423	0.15%	0.35% to 0.95%	(13.25)% to (12.72)%
2017	12	$42.49 to $45.37	$53.31 to $57.27	$675	0.24%	0.35% to 0.95%	25.48% to 26.23%

Wanger USA Sub-Account
2021	4	$123.64 to $135.38	$133.37 to $146.91	$643	0.74%	0.35% to 0.95%	7.87% to 8.52%
2020	5	$100.48 to $109.36	$123.64 to $135.38	$660	0.00%	0.36% to 0.95%	23.05% to 23.79%
2019	5	$77.37 to $80.47	$100.48 to $109.36	$481	0.26%	0.36% to 0.95%	13.53% to 30.25%
2018	6	$79.27 to $85.25	$77.37 to $80.47	$474	0.12%	0.65% to 0.96%	(2.40)% to (2.10)%
2017	5	$66.92 to $71.54	$79.27 to $85.25	$380	0.00%	0.65% to 0.95%	18.45% to 19.16%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2021	38	$18.44 to $20.02	$18.51 to $20.22	$739	4.45%	0.35% to 0.95%	0.37% to 0.97%
2020	39	$17.35 to $18.72	$18.44 to $20.02	$767	4.17%	0.35% to 0.95%	6.30% to 6.94%
2019	40	$15.31 to $16.42	$17.35 to $18.72	$728	5.66%	0.35% to 0.95%	13.30% to 13.99%
2018	38	$16.09 to $17.16	$15.31 to $16.42	$600	5.11%	0.35% to 0.96%	(4.83)% to (4.26)%
2017	46	$14.95 to $15.84	$16.09 to $17.16	$774	6.50%	0.35% to 0.95%	7.63% to 8.27%

^	Less than a thousand units.
(a)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2021. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2021.

(b)	Does not include expenses of underlying Fund.
(d)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(e)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(f)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(g)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(s)	Sub-Account commenced operations July 24, 2017.
(w)	Sub-Account commenced operations April 30, 2019.
(u)	Sub-Account commenced operations December 11, 2020.
(v)	Sub-Account commenced operations April 30, 2021.

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 10, 2022

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2021	2020

ADMITTED ASSETS

Bonds	$12,437,853	$11,168,305

Preferred stocks	10,022	183

Cash, cash equivalents and short-term investments	165,900	282,344

Contract loans	44,839	43,089

Other invested assets	10,552	4,810

Investment income due and accrued	90,401	90,841

Net deferred federal income tax asset	17,414	17,788

Reinsurance amounts receivable	13,498	4,531

Other assets	29,087	42,329

Separate account assets	4,806,546	4,106,499

Total admitted assets	$17,626,112	$15,760,719

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$11,833,612	$10,723,935

Asset valuation reserve	64,958	56,002

Interest maintenance reserve	39,155	32,341

Federal income tax payable to TIAA	5,990	6,703

Other amounts payable on reinsurance	8,603	9,226

Other liabilities	37,015	18,686

Separate account liabilities	4,795,122	4,095,043

Total liabilities	$16,784,455	$14,941,936

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	61,657	38,783

Total capital and surplus	841,657	818,783

Total liabilities, capital and surplus	$17,626,112	$15,760,719

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2021	2020	2019

REVENUES

Insurance and annuity premiums and other considerations	$435,313	$369,414	$627,093

Net investment income	362,614	353,764	306,108

Commissions and expense allowances on reinsurance ceded	9,732	10,615	15,729

Reserve adjustments on reinsurance ceded	(7,468)	(8,867)	6,029

Separate account fees and other revenues	22,141	18,691	24,455

Total revenues	$822,332	$743,617	$979,414

EXPENSES

Policy and contract benefits	$398,599	$356,581	$382,263

Increase (decrease) in policy and contract reserves	46,123	(186,639)	400,597

Insurance expenses and taxes (excluding federal income taxes)	71,026	73,322	148,245

Commissions on premiums	5,649	7,531	18,919

Interest on deposit-type contracts	90,088	113,162	83,936

Net transfers to separate accounts	58,877	44,786	140,213

Total expenses	$670,362	$408,743	$1,174,173

Income (loss) before federal income tax and net realized capital gains (losses)	151,970	334,874	(194,759)

Federal income tax expense	29,067	18,634	3,653

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(1,093)	(4,721)	(9,371)

Net income (loss)	$121,810	$311,519	$(207,783)

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2018	$2,500	$557,500	$(59,116)	$500,884

Net income (loss)	—	—	(207,783)	(207,783)

Change in asset valuation reserve	—	—	(195)	(195)

Change in surplus in separate accounts	—	—	(2,422)	(2,422)

Change in liability for reinsurance in unauthorized companies	—	—	(1,575)	(1,575)

Change in net deferred income tax	—	—	49,276	49,276

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(48,505)	(48,505)

Deferred premium asset limitation	—	—	830	830

Other assets	—	—	27	27

Capital contribution	—	220,000	—	220,000

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes	—	—	1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2021	2020	2019

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$435,901	$370,067	$619,203

Net investment income	362,285	338,936	298,580

Separate account fees and other revenues	31,658	30,941	41,853

Total Receipts	829,844	739,944	959,636

Policy and contract benefits	416,205	363,787	375,875

Commissions and expenses paid	76,745	80,840	167,402

Federal income taxes paid	34,054	18,764	1,047

Net transfers to separate accounts	57,632	43,977	141,797

Total Disbursements	584,636	507,368	686,121

Net cash from operations	245,208	232,576	273,515

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	1,222,345	1,131,646	874,143

Net gains on cash, cash equivalents and short-term investments	4	12	1

Miscellaneous proceeds	—	1,805	15,198

Cost of investments acquired:

Bonds	1,697,286	3,619,359	1,626,571

Net increase in contract loans	1,750	3,262	6,055

Stocks	8,400	—	—

Miscellaneous applications	7,468	15,339	1

Net cash used in investments	(492,555)	(2,504,497)	(743,285)

CASH FROM FINANCING AND OTHER

Additional paid in capital	—	—	220,000

Net deposits on deposit-type contracts funds	192,558	2,307,362	353,547

Dividends to stockholders	(81,600)	—	—

Other cash provided (applied)	19,945	(32,476)	3,849

Net cash from financing and other	130,903	2,274,886	577,396

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(116,444)	2,965	107,626

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	282,344	279,379	171,753

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$165,900	$282,344	$279,379

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—Organization and Operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—Significant Accounting Policies

Basis of Presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2021	2020	2019

Net income (loss), New York SAP			$121,810	$311,519	$(207,783)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(377)	(638)	1,381

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	27	—	—

Net income (loss), NAIC SAP			$121,460	$310,881	$(206,402)

Capital and surplus, New York SAP			$841,657	$818,783	$510,537

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	669	746	466

Separate Account Assets	56	Separate account assets	—	—	6,845

Separate Account Liabilities	56	Separate account liabilities	—	—	(8,414)

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,099	6,476	7,114

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	27	—	—

Capital and surplus, NAIC SAP			$848,452	$826,005	$516,548

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products were accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151. During 2020, the contract backed by the Stable Value Separate Account-3 was terminated, the market value of the account was distributed, the liabilities were settled and the account was closed. As of December 31, 2021 and 2020, there were no remaining balances within the SVSA product.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to antiselection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

The Company’s risk based capital as of December 31, 2021 and 2020 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during March 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Company’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Company’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting Policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value, except the SVSA which supported book value separate account agreements, in which case the assets were accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2021	2020	Change

Net deferred tax assets	$34,405	$30,987	$3,418

Deferred premium assets	33,924	35,228	(1,304)

Sundry receivables	24	26	(2)

Total	$68,353	$66,241	$2,112

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholder’s reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2021	2020	2019

Exchange/restructure/transfer of bond investments	$58,809	$213,446	$148,047

Capitalized interest on bonds	$2,682	$2,877	$2,461

Interest credited on deposit-type contracts	$89,488	$112,220	$83,808

Deposits of bond investments on deposit-type contracts	$783,824	$—	$—

Application of New Accounting Pronouncements:

In July 2020, the NAIC adopted modifications to SSAP No. 32, Preferred Stock, effective January 1, 2021. The modifications define carrying value of redeemable preferred stock as amortized cost for NAIC 1-3 designations, the lower of amortized cost or fair value for NAIC 4-6 designations, and fair value for perpetual and mandatory convertible preferred stock, with the fair value capped by any currently effective call price. All preferred stock held by the Company is classified as perpetual preferred stock. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In May 2021, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The revisions incorporate additional disclosure elements and a data-capture template for certain disclosures in SSAP No. 103R. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In August 2021, the NAIC adopted revisions to SSAP No. 32R, Preferred Stock. The revision clarifies that the “effective call price” valuation limitation, for all instruments within the scope of the standard, shall only apply if the call is currently exercisable by the issuer or if the issuer has announced that the instrument will be redeemed or called. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

Note 3—Long-Term Bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	Excess of
2021	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$222,553	$4,941	$(1,550)	$225,944

All other governments	57,755	4,116	—	61,871

States, territories & possessions	29,754	2,629	—	32,383

Political subdivisions of states, territories, & possessions	37,235	1,256	(6)	38,485

Special revenue & special assessment, non-guaranteed agencies & government	1,002,809	40,094	(3,946)	1,038,957

Industrial & miscellaneous	11,074,022	771,448	(88,212)	11,757,258

Hybrids	13,725	395	—	14,120

Total	$12,437,853	$824,879	$(93,714)	$13,169,018

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	Excess of
2020	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$253,013	$10,724	$—	$263,737

All other governments	64,257	6,693	—	70,950

States, territories & possessions	29,742	3,119	—	32,861

Political subdivisions of states, territories, & possessions	8,207	1,301	—	9,508

Special revenue & special assessment, non-guaranteed agencies & government	1,048,484	60,616	(359)	1,108,741

Industrial & miscellaneous	9,750,877	1,232,018	(2,400)	10,980,495

Hybrids	13,725	999	—	14,724

Total	$11,168,305	$1,315,470	$(2,759)	$12,481,016

Impairment Review Process: All securities are subjected to the Company_s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

All other bonds	$2,903,178	$(73,467)	$2,829,711	$193,827	$(10,342)	$183,485

Loaned-backed and structured bonds	693,825	(9,304)	684,521	17,991	(601)	17,390

Total	$3,597,003	$(82,771)	$3,514,232	$211,818	$(10,943)	$200,875

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2020

All other bonds	$188,714	$(2,083)	$186,631	$2,508	$(513)	$1,995

Loaned-backed and structured bonds	57,137	(151)	56,986	423	(13)	410

Total	$245,851	$(2,234)	$243,617	$2,931	$(526)	$2,405

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2021		December 31, 2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$279,304	$282,418	$439,183	$444,456

Due after one year through five years	2,411,036	2,485,399	2,035,808	2,156,250

Due after five years through ten years	4,593,916	4,703,519	3,783,398	4,170,798

Due after ten years	3,565,037	4,084,119	3,364,536	4,091,381

Subtotal	10,849,293	11,555,455	9,622,925	10,862,885

Residential mortgage-backed securities	533,789	543,587	730,155	756,566

Commercial mortgage-backed securities	602,818	611,716	326,225	353,638

Asset-backed securities	451,953	458,260	489,000	507,927

Subtotal	1,588,560	1,613,563	1,545,380	1,618,131

Total	$12,437,853	$13,169,018	$11,168,305	$12,481,016

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2021		2020

NAIC 1 and 2	$12,437,567	100.0%	$11,162,826	100.0%

NAIC 3 through 6	286	0.0	5,479	0.0

Total	$12,437,853	100.0%	$11,168,305	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2021	2020

Finance and financial services	27.6%	24.8%

Manufacturing	16.7%	18.0%

Public utilities	12.3%	12.4%

Real estate investment trusts	5.2%	4.9%

Services	5.1%	5.1%

Revenue and special obligations	5.0%	4.2%

Commercial mortgage-backed securities	4.9%	2.9%

Residential mortgage-backed securities	4.3%	6.6%

Oil and gas	3.9%	4.6%

Asset-backed securities	3.6%	4.4%

Communications	3.4%	3.4%

Transportation	3.1%	3.5%

Retail & wholesale trade	2.7%	2.9%

U.S. governments	0.9%	1.2%

Mining	0.5%	0.5%

Other governments	0.5%	0.6%

Other	0.3%	—%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 4—Investment Income and Capital Gains and Losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Bonds	$368,507	$360,856	$313,669

Stocks	180	—	—

Other invested assets	338	339	340

Cash, cash equivalents and short-term investments	26	416	1,167

Contract loans	2,017	1,921	1,700

Total gross investment income	371,068	363,532	316,876

Investment expenses	(13,297)	(12,287)	(12,069)

Net investment income before amortization/(accretion) of IMR	357,771	351,245	304,807

Amortization/(accretion) of IMR	4,843	2,519	1,301

Net investment income	$362,614	$353,764	$306,108

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Bonds	$14,835	$17,576	$(279)

Cash, cash equivalent and short-term investments	4	12	1

Total before capital gain (loss) tax and transfers to IMR, net of taxes	14,839	17,588	(278)

Transfers to IMR, net of taxes	(11,658)	(18,699)	(6,292)

Capital gain/loss tax benefit (expense)	(4,274)	(3,610)	(2,801)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(1,093)	$(4,721)	$(9,371)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2021	2020	2019

Other-than-temporary impairments:

Bonds	$1,048	$916	$9,477

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2021	2020	2019

Proceeds from sales	$272,978	$424,785	$219,451

Gross gains on sales	$9,640	$19,345	$5,466

Gross losses on sales	$596	$8,885	$1,362

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—Disclosures about Fair Value of Financial Instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2021 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$13,169,018	$12,437,853	$—	$13,161,446	$7,572

Preferred stock	10,022	10,022	1,320	8,702	—

Other invested assets	5,624	4,645	—	5,624	—

Separate account assets	4,806,546	4,806,546	4,786,724	19,822	—

Contract loans	44,839	44,839	—	—	44,839

Cash, cash equivalent & short term investments	165,900	165,900	—	165,900	—

Total	$18,201,949	$17,469,805	$4,788,044	$13,361,494	$52,411

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,026,651	$8,026,651	$—	$—	$8,026,651

Separate account liabilities	4,795,122	4,795,122	—	—	4,795,122

Total	$12,821,773	$12,821,773	$—	$—	$12,821,773

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2020 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$12,481,016	$11,168,305	$—	$12,469,817	$11,199

Preferred stock	3,725	183	3,725	—	—

Other invested assets	6,003	4,667	—	6,003	—

Separate account assets	4,106,499	4,106,499	4,083,823	22,676	—

Contract loans	43,089	43,089	—	—	43,089

Cash, cash equivalent & short term investments	282,322	282,344	31,275	251,047	—

Total	$16,922,654	$15,605,087	$4,118,823	$12,749,543	$54,288

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$6,961,431	$6,961,431	$—	$—	$6,961,431

Separate account liabilities	4,095,043	4,095,043	—	—	4,095,043

Total	$11,056,474	$11,056,474	$—	$—	$11,056,474

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2021 and 2020. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

2021	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,320	$8,702	$—	$10,022

Separate account assets	4,786,724	19,822	—	4,806,546

Total assets at fair value	$4,788,044	$28,524	$—	$4,816,568

Total liabilities at fair value	$—	$—	$—	$—

2020	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$4,083,823	$22,676	$—	$4,106,499

Total assets at fair value	$4,083,823	$22,676	$—	$4,106,499

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2021 and 2020, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—Restricted Assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,972	$—	$—	$—	$7,972	$8,044	$(72)	$—	$7,972	0.045%	0.045%

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2020
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,044	$—	$—	$—	$8,044	$8,112	$(68)	$—	$8,044	0.051%	0.051%

Note 7—Premiums and Annuity Considerations Deferred and Uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$21,315	$56,044	$21,452	$57,093

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013, as a non-unitized guaranteed separate accounts that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The guaranteed investment contracts (“GICs”) backed by the SVSA-3 were terminated effective February 5, 2020. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed in 2020. The assets of this account were carried at amortized cost.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI -1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

TIAA Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2021		2020
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$458,326	$—	$369,281	$—

TIAA Life VLI-2	282,407	—	237,305	—

TIAA Life VA-1	4,037,260	—	3,469,484	—

TIAA Life MVA-1	—	28,553	—	30,429

Total	$4,777,993	$28,553	$4,076,070	$30,429

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,623	$—	$371,445	$373,068

Reserves

For accounts with assets at:

Fair value	$21,367	$—	$3,587,488	$3,608,855

Amortized cost	388,268	—	—	388,268

Total reserves	$409,635	$—	$3,587,488	$3,997,123

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$21,247	$—	$—	$21,247

At fair value	388,268	—	3,587,488	3,975,756

Not subject to discretionary withdrawal	120	—	—	120

Total reserves	$409,635	$—	$3,587,488	$3,997,123

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2021	2020	2019

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$319,598	$244,999	$369,654

Transfers from separate accounts	(259,869)	(199,564)	(229,333)

Net transfers to separate accounts	59,729	45,435	140,321

Reconciling adjustments:

Fund transfer exchange gain (loss)	(852)	(649)	(108)

Transfers as reported in the Company’s Statements of Operations	$58,877	$44,786	$140,213

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 9—Related Party Transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2021	2020	2019

Payments to TIAA

Operating expenses	$45,886	$51,067	$117,015

Investment expenses	13,156	12,109	11,755

Total	$59,042	$63,176	$128,770

TAL previously provided investment advisory services and other administrative services to the Company’s GIC separate accounts in accordance with an Investment Management Agreement. During 2020, the contracts backed by the SVSA-3, the last remaining GIC separate account, were terminated resulting in TAL no longer providing investment advisory and other administrative services to separate accounts.

Payments made to TAL for services for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to TAL	$—	$145	$2,251

Nuveen Securities, LLC (“NS”), an indirect subsidiary of TIAA’s wholly owned subsidiary Nuveen, LLC, previously distributed registered securities for certain proprietary funds and non-proprietary mutual funds for the Company’s GIC separate accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to NS	$—	$346	$301

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to Services	$3,113	$3,983	$15,673

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to TFI	$21,489	$17,286	$12,880

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2021 and 2020, there were no contributions from TIAA to the Company. During 2019, TIAA contributed $220,000 thousand in capital to the Company.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 1, 2022. As of December 31, 2021, $30,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

At December 31, 2021 or 2020, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2021	2020

Amounts due to Parent and affiliates	$11,696	$8,422

Note 10—Federal Income Taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2021 or December 31, 2020.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2021			2020			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$52,325	$4,345	$56,670	$49,847	$3,187	$53,034	$2,478	$1,158	$3,636

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	52,325	4,345	56,670	49,847	3,187	53,034	2,478	1,158	3,636

d) Deferred tax assets non-admitted	30,407	3,998	34,405	27,845	3,142	30,987	2,562	856	3,418

e) Subtotal net admitted deferred tax asset (c-d)	21,918	347	22,265	22,002	45	22,047	(84)	302	218

f) Deferred tax liabilities	4,504	347	4,851	4,214	45	4,259	290	302	592

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,414	$—	$17,414	$17,788	$—	$17,788	$(374)	$—	$(374)

	2021			2020			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below)	17,414	—	17,414	17,788	—	17,788	(374)	—	(374)

1. Adjusted gross DTA expected to be realized following the balance sheet date	17,414	—	17,414	17,788	—	17,788	(374)	—	(374)

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	123,636	XXX	XXX	120,149	XXX	XXX	3,487

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	4,504	347	4,851	4,214	45	4,259	290	302	592

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$21,918	$347	$22,265	$22,002	$45	$22,047	$(84)	$302	$218

	2021	2020

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,121%	1,316%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$824,243	$800,995

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	12/31/2021		12/31/2020		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$52,325	$4,345	$49,847	$3,187	$2,478	$1,158

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$21,918	$347	$22,002	$45	$(84)	$302

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2021	2020	2019

Current Income Tax:

Federal income tax expense	$28,238	$18,948	$4,899

Foreign taxes	—	—	—

Subtotal	$28,238	$18,948	$4,899

Federal income taxes expense/(benefit) on net capital gains/(losses)	4,274	3,610	2,801

Other	829	(314)	(1,246)

Federal and foreign income tax expense	$33,341	$22,244	$6,454

	12/31/2021	12/31/2020	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$8,441	$7,320	$1,121

Deferred acquisition costs	41,012	41,844	(832)

Other (including items < 5% of total ordinary tax assets)	2,872	683	2,189

Subtotal	$52,325	$49,847	$2,478

Non-admitted	30,407	27,845	2,562

Admitted ordinary deferred tax assets	$21,918	$22,002	$(84)

Capital:

Investments	$4,345	$3,187	$1,158

Net capital loss carry-forward	—	—	—

Subtotal	$4,345	$3,187	$1,158

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	3,998	3,142	856

Admitted capital deferred tax assets	347	45	302

Admitted deferred tax assets	$22,265	$22,047	$218

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$2,718	$3,398	$(680)

Investments	1,694	703	991

Other (including items<5% of total ordinary tax liabilities)	92	113	(21)

Subtotal	$4,504	$4,214	$290

Capital:

Investments	$347	$45	$302

Deferred tax liabilities	$4,851	$4,259	$592

Net Admitted Deferred Tax Assets/Liabilities	$17,414	$17,788	$(374)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2021, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$35,030	21.00%

Dividends received deduction	(2,336)	(1.40)%

Amortization of interest maintenance reserve	(1,017)	(0.61)%

Tax-exempt interest	(74)	(0.04)%

Liability for unauthorized reinsurance	(2,436)	(1.46)%

Prior year true-up	829	0.50%

Nonadmitted assets and other permanent differences	(1)	—%

Total statutory income taxes	$29,995	17.99%

Federal and foreign income tax expense—ordinary	$29,067	17.44%

Federal and foreign income tax expense—capital	4,274	2.56%

Change in net deferred income tax charge (benefit)	(3,346)	(2.01)%

Total statutory income taxes	$29,995	17.99%

At December 31, 2021, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2019	$—	$2,801	$2,801

2020	—	3,610	3,610

2021	—	4,274	4,274

Total	$—	$10,685	$10,685

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) Teachers Insurance and Annuity Association of America

19) Terra Land Company

20) TIAA Board of Governors

21) TIAA-CREF Tuition Financing, Inc.

22) TIAA Commercial Finance, Inc.

23) TIAA FSB Holdings, Inc.

24) TIAA, FSB

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

25) Tygris Asset Finance, Inc.

26) Tygris Commercial Finance Group, Inc.

27) Westchester Group Asset Management, Inc.

28) Westchester Group Farm Management, Inc.

29) Westchester Group Investment Management Holding Company, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2014 through 2016 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2017 through 2020 are open for examination.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follows VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,574 thousand. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213. See note 2—Significant Accounting Policies for the amount of additional reserves held as a result of Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,305 thousand and $2,853 thousand as of December 31, 2021 and 2020, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and held no additional reserves for each of the years ended December 31, 2021 and 2020. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions. The reserve change in 2019 is due to additional reserves established as a result of year-end 2019 asset adequacy analysis. During 2019, the NYDFS included certain requirements for asset adequacy analysis, which included the removal of profits from reinsurance agreements from cash flow testing analysis, which were a driver of the additional reserve amounts.

For the years ended December 31, 2021 and 2020, the Company did not have any Group Annuity reserves.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$16,383	$—	$16,383	0.3%

At fair value	—	—	3,974,194	3,974,194	77.4%

Total with market value adjustment or at fair value	$—	$16,383	$3,974,194	$3,990,577	77.7%

At book value without adjustment (minimal or no charge or adjustment)	1,028,858	—	—	1,028,858	20.0%

Not subject to discretionary withdrawal	120,604	—	—	120,604	2.3%

Total (direct + assumed)	$1,149,462	$16,383	$3,974,194	$5,140,039	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,149,462	$16,383	$3,974,194	$5,140,039

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$18,359	$—	$18,359	0.5%

At fair value	—	—	3,420,428	3,420,428	73.9%

Total with market value adjustment or at fair value	$—	$18,359	$3,420,428	$3,438,787	74.4%

At book value without adjustment (minimal or no charge or adjustment)	1,074,748	—	—	1,074,748	23.2%

Not subject to discretionary withdrawal	112,476	—	—	112,476	2.4%

Total (direct + assumed)	$1,187,224	$18,359	$3,420,428	$4,626,011	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,187,224	$18,359	$3,420,428	$4,626,011

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$64,737	$64,737	0.8%

At book value without adjustment (minimal or no charge or adjustment)	7,885,425	—	—	7,885,425	97.5%

Not subject to discretionary withdrawal	141,226	—	—	141,226	1.7%

Total (direct + assumed)	$8,026,651	$—	$64,737	$8,091,388	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,026,651	$—	$64,737	$8,091,388

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$50,503	$50,503	0.7%

At book value without adjustment (minimal or no charge or adjustment)	6,830,548	—	—	6,830,548	97.4%

Not subject to discretionary withdrawal	130,883	—	—	130,883	1.9%

Total (direct + assumed)	$6,961,431	$—	$50,503	$7,011,934	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$6,961,431	$—	$50,503	$7,011,934

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,057,607	$2,057,706	$2,075,998

Variable Universal Life	363,663	360,616	371,250

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	629,257

Disability—Active Lives	—	—	11,996

Disability—Disabled Lives	—	—	1,980

Miscellaneous Reserves	—	—	25,613

Total (direct + assumed)	$2,421,270	$2,418,322	$3,116,094

Reinsurance Ceded	—	—	471,573

Total (net)	$2,421,270	$2,418,322	$2,644,521

	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,994,484	$1,994,587	$2,008,324

Variable Universal Life	354,108	349,831	361,185

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	636,514

Disability—Active Lives	—	—	11,637

Disability—Disabled Lives	—	—	1,832

Miscellaneous Reserves	—	—	26,484

Total (direct + assumed)	$2,348,592	$2,344,418	$3,045,976

Reinsurance Ceded	—	—	485,319

Total (net)	$2,348,592	$2,344,418	$2,560,657

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2021
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$740,872	$736,758	$736,758

Reinsurance Ceded	—	—	—

Total (net)	$740,872	$736,758	$736,758

	2020
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$606,752	$601,713	$601,722

Reinsurance Ceded	—	—	—

Total (net)	$606,752	$601,713	$601,722

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2021 or 2020. The Company has $40,992,196 thousand and $42,700,019 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2021 and 2020, respectively. Premium deficiency reserves related to the above insurance total $9,201 thousand and $10,263 thousand at December 31, 2021 and 2020, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	Years Ended December 31,
	2021	2020	2019

Direct premiums	$525,018	$461,858	$730,552

Ceded premiums	(89,705)	(92,444)	(103,459)

Net premiums	$435,313	$369,414	$627,093

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2021	2020	2019

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$89,705	$92,444	$103,459

Policy and contract benefits	62,808	65,063	55,040

Increase/(decrease) in policy and contract reserves	(9,129)	4,310	14,788

Reserves for life and health, annuities and deposit-type contracts	610,407	622,996	617,187

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials

concluded

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2021	2020	2019

Change in net unrealized capital gains (losses), net of taxes	$1,137	$—	$—

Change in reserve on account of change in valuation basis	1,568	(4,574)	—

Change in asset valuation reserve	(8,956)	(3,321)	(195)

Change in net deferred federal income tax	3,346	(48,432)	49,276

Change in non-admitted assets	(2,112)	49,926	(47,648)

Change in liability for reinsurance of unauthorized companies	(11,600)	4,217	(1,575)

Change in surplus of separate accounts	(719)	(1,089)	(2,422)

Dividends to stockholders	(81,600)	—	—

As of December 31, 2021 and 2020, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $1,439 thousand and $0 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2021 and 2020. The Company received an additional paid-in capital contribution from TIAA of $220,000 thousand for the year ended December 31, 2019.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $81,600 thousand for the year ended December 31, 2021. The Company did not pay dividends to TIAA for the years ended December 31, 2020 and 2019.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 10, 2022, the date the financial statements were available to be issued.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-31